UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-21198
                                   811-21301

Name of Fund:  WCMA Tax-Exempt Fund
               Master Tax-Exempt LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer (principal executive officer), WCMA Tax-Exempt Fund and Master Tax-Exempt LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 221-7210

Date of fiscal year end: 03/31/2008

Date of reporting period: 04/01/2007 - 09/30/2007

Item 1 -   Report to Stockholders


Semi-Annual Report (Unaudited)
September 30, 2007


WCMA Tax-Exempt Fund


This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call 800-882-0052. The Fund's current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


WCMA Tax-Exempt Fund
P.O. Box 9011
Princeton, NJ 08543-9011


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WCMA Tax-Exempt Fund


Table of Contents                                              Page


A Letter to Shareholders                                          3
Semi-Annual Report:
Disclosure of Expenses                                            4
Current Seven-Day Yields                                          4
Fund Financial Statements:
   Statement of Assets and Liabilities                            5
   Statement of Operations                                        6
   Statements of Changes in Net Assets                            7
Fund Financial Highlights                                         8
Fund Notes to Financial Statements                               10
Master Portfolio Summary                                         13
Master Schedule of Investments                                   14
Master Financial Statements:
   Statement of Assets and Liabilities                           33
   Statement of Operations                                       33
   Statements of Changes in Net Assets                           34
Master Financial Highlights                                      34
Master Notes to Financial Statements                             35
Officers and Directors                                           37
Proxy Results                                                    37
BlackRock Privacy Principles                                     38
Availability of Quarterly Schedule of Investments                38
Electronic Delivery                                              38



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



A Letter to Shareholders


Dear Shareholder

The September reporting period took financial markets on a wild ride. While subprime mortgage woes dominated headlines for much of 2007, troubles intensified in the final months of the period, spawning a widespread "credit crunch" that crept into other areas of the market. The U.S. Federal Reserve Board (the "Fed") and other countries' central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the discount rate, the rate banks pay to borrow money directly from the Fed, from 6.25% to 5.25% in two moves in August and September. The central bankers also cut the more widely followed federal funds target rate, which had remained unchanged at 5.25% for over a year, to 4.75% in September. After a tumultuous summer, the dust began to settle toward period-end amid speculation that the worst of the credit crunch had passed.

Although heightened volatility and a weakening U.S. economy have been recurring themes throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition activity, a key source of strength for equity markets. However, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy and troubled housing market.

In fixed income markets, mixed economic signals and the credit market debacle resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.59% by period-end, while prices correspondingly rose.

Against this backdrop, financial markets posted generally positive results for the six-month period, and relatively stronger returns for the full year ended September 30, 2007:



Total Returns as of September 30, 2007                                              6-month      12-month
U.S. equities (S&P 500 Index)                                                         +8.44%      +16.44%
Small cap U.S. equities (Russell 2000 Index)                                          +1.19       +12.34
International equities (MSCI Europe, Australasia, Far East Index)                     +8.72       +24.86
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                              +2.31       + 5.14
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                        +1.15       + 3.10
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)      +0.56       + 7.62

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.


As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: Third Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


/s/ Robert C. Doll, Jr.
-----------------------
Robert C. Doll, Jr.
Vice Chairman, BlackRock, Inc.


THIS PAGE NOT PART OF YOUR FUND REPORT




Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below
(which is based on a hypothetical investment of $1,000 invested on April 1, 2007 and held through September 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The second table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


Expense Example

                                               Actual                                             Hypothetical**

                          Beginning            Ending          Expenses            Beginning          Ending         Expenses
                        Account Value      Account Value     Paid During         Account Value    Account Value    Paid During
                        April 1, 2007      Sept. 30, 2007    the Period*         April 1, 2007    Sept. 30, 2007   the Period*
Class 1                     $1,000           $1,010.90          $7.87                $1,000         $1,017.07         $7.90
Class 2                     $1,000           $1,014.30          $4.57                $1,000         $1,020.36         $4.58
Class 3                     $1,000           $1,016.00          $2.86                $1,000         $1,022.06         $2.87
Class 4                     $1,000           $1,016.00          $2.86                $1,000         $1,022.06         $2.87

 * For each class of the Fund, expenses are equal to the expense ratio for the class (1.57% for Class 1,
   .91% for Class 2, .57% for Class 3, and .57% for Class 4), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder and the master in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



Current Seven-Day Yields


As of September 30, 2007

Class 1                                  2.22%
Class 2                                  2.90
Class 3                                  3.25
Class 4                                  3.25




WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007


Statement of Assets and Liabilities                                                                          WCMA Tax-Exempt Fund

As of September 30, 2007 (Unaudited)
Assets

Investment in Master Tax-Exempt LLC (the "Master LLC"), at value
(identified cost--$964,018,600)                                                                                   $   964,018,600
Prepaid expenses and other assets                                                                                         413,110
                                                                                                                  ---------------
Total assets                                                                                                          964,431,710
                                                                                                                  ---------------

Liabilities

Payables:
  Administrator                                                                                $       185,449
  Distributor                                                                                          156,932
  Other affiliates                                                                                       5,880            348,261
                                                                                               ---------------    ---------------
Total liabilities                                                                                                         348,261
                                                                                                                  ---------------

Net Assets

Net assets                                                                                                        $   964,083,449
                                                                                                                  ===============

Net Assets Consist of

Class 1 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                      $     5,705,989
Class 2 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                           16,189,261
Class 3 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                           39,700,364
Class 4 Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                           34,815,197
Paid-in capital in excess of par                                                                                      867,587,114
Undistributed investment income--net                                                           $       115,158
Accumulated realized capital loss allocated from the Master LLC--net                                  (29,634)
                                                                                               ---------------
Total accumulated earnings--net                                                                                            85,524
                                                                                                                  ---------------
Net Assets                                                                                                        $   964,083,449
                                                                                                                  ===============

Net Asset Value

Class 1--Based on net assets of $57,057,435 and 57,059,887 shares of beneficial
interest outstanding                                                                                              $          1.00
                                                                                                                  ===============
Class 2--Based on net assets of $161,882,112 and 161,892,611 shares of beneficial
interest outstanding                                                                                              $          1.00
                                                                                                                  ===============
Class 3--Based on net assets of $396,985,704 and 397,003,637 shares of beneficial
interest outstanding                                                                                              $          1.00
                                                                                                                  ===============
Class 4--Based on net assets of $348,158,198 and 348,151,973 shares of beneficial
interest outstanding                                                                                              $          1.00
                                                                                                                  ===============

See Notes to Financial Statements.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007


Statement of Operations                                                                                      WCMA Tax-Exempt Fund

For the Six Months Ended September 30, 2007 (Unaudited)
Investment Income

Interest from affiliates                                                                                          $         6,120
Net investment income allocated from the Master LLC:
  Interest                                                                                                             16,591,994
  Expenses                                                                                                              (654,954)
                                                                                                                  ---------------
Total income                                                                                                           15,943,160
                                                                                                                  ---------------

Expenses

Administration fees                                                                            $     1,103,888
Service and distribution fees--Class 3                                                                 711,262
Registration fees                                                                                      665,069
Service and distribution fees--Class 2                                                                 550,321
Service and distribution fees--Class 4                                                                 519,651
Service and distribution fees--Class 1                                                                 191,263
Printing and shareholder reports                                                                        22,452
Professional fees                                                                                       13,469
Transfer agent fees--Class 3                                                                             8,909
Transfer agent fees--Class 2                                                                             8,522
Transfer agent fees--Class 1                                                                             8,128
Transfer agent fees--Class 4                                                                             7,952
Other                                                                                                    4,667
                                                                                               ---------------
Total expenses before waiver                                                                         3,815,553
Waiver of expenses                                                                                 (1,484,383)
                                                                                               ---------------
Total expenses after waiver                                                                                             2,331,170
                                                                                                                  ---------------
Investment income--net                                                                                                 13,611,990
                                                                                                                  ---------------

Realized Gain Allocated from the Master LLC--Net

Realized gain on investments--net                                                                                          12,562
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $    13,624,552
                                                                                                                  ===============

See Notes to Financial Statements.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Statements of Changes in Net Assets                                                                          WCMA Tax-Exempt Fund

                                                                                                  For the Six
                                                                                                  Months Ended        For the
                                                                                                 September 30,       Year Ended
                                                                                                      2007           March 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)           2007
Operations

Investment income--net                                                                         $    13,611,990    $    24,615,729
Realized gain--net                                                                                      12,562             75,817
                                                                                               ---------------    ---------------
Net increase in net assets resulting from operations                                                13,624,552         24,691,546
                                                                                               ---------------    ---------------

Dividends to Shareholders

Investment income--net:
  Class 1                                                                                            (430,130)          (812,945)
  Class 2                                                                                          (2,355,336)        (4,409,016)
  Class 3                                                                                          (6,199,960)       (12,386,231)
  Class 4                                                                                          (4,626,564)        (7,007,537)
                                                                                               ---------------    ---------------
Net decrease in net assets resulting from dividends to shareholders                               (13,611,990)       (24,615,729)
                                                                                               ---------------    ---------------

Beneficial Interest Transaction

Net increase in net assets derived from beneficial interest transactions                            81,201,966        122,252,065
                                                                                               ---------------    ---------------

Net Assets

Total increase in net assets                                                                        81,214,528        122,327,882
Beginning of period                                                                                882,868,921        760,541,039
                                                                                               ---------------    ---------------
End of period*                                                                                 $   964,083,449    $   882,868,921
                                                                                               ===============    ===============
 * Undistributed investment income--net                                                        $       115,158    $       115,158
                                                                                               ===============    ===============
   See Notes to Financial Statements.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007


Financial Highlights                                                                                         WCMA Tax-Exempt Fund

                                                                                      Class 1

                                            For the Six
                                            Months Ended                                                          For the Period
The following per share data and ratios    September 30,                                                         March 20, 2003++
have been derived from information              2007                      For the Year Ended March 31,             to March 31,
provided in the financial statements.       (Unaudited)        2007           2006           2005           2004       2003

Per Share Operating Performance

Net asset value, beginning of period        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            -----------    -----------    -----------    -----------    -----------   -----------
Investment income--net                              .01            .02            .01         --++++         --++++        --++++
Realized gain (loss)--net                        --++++         --++++           --**           --**           --**            --
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total from investment operations                    .01            .02            .01         --++++         --++++        --++++
                                            -----------    -----------    -----------    -----------    -----------   -----------
Less dividends from investment income--net        (.01)          (.02)          (.01)           --**           --**          --**
                                            -----------    -----------    -----------    -----------    -----------   -----------
Net asset value, end of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment return                        1.10%+++          2.09%          1.28%           .19%           .04%          .03%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Ratios to Average Net Assets***

Total expenses, net of waiver and/or
reimbursement                                    1.57%*          1.49%          1.51%          1.30%          1.02%          .01%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total expenses                                   1.57%*          1.49%          1.51%          1.52%          1.53%          .01%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment income and realized
gain (loss)--net                                 2.20%*          2.10%          1.29%           .18%           .04%          .03%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)    $    57,057    $    50,188    $    38,770    $    41,469    $    37,485   $        25
                                            ===========    ===========    ===========    ===========    ===========   ===========




                                                                                      Class 2

                                            For the Six
                                            Months Ended                                                          For the Period
The following per share data and ratios    September 30,                                                         March 20, 2003++
have been derived from information              2007                      For the Year Ended March 31,             to March 31,
provided in the financial statements.       (Unaudited)        2007           2006           2005           2004       2003

Per Share Operating Performance

Net asset value, beginning of period        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            -----------    -----------    -----------    -----------    -----------   -----------
Investment income--net                              .01            .03            .02            .01         --++++        --++++
Realized gain (loss)--net                        --++++         --++++           --**           --**           --**            --
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total from investment operations                    .01            .03            .02            .01         --++++        --++++
                                            -----------    -----------    -----------    -----------    -----------   -----------
Less dividends from investment income--net        (.01)          (.03)          (.02)          (.01)           --**          --**
                                            -----------    -----------    -----------    -----------    -----------   -----------
Net asset value, end of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment return                        1.43%+++          2.68%          1.88%           .57%           .15%          .03%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Ratios to Average Net Assets***

Total expenses, net of waiver and/or
reimbursement                                     .91%*           .91%           .92%           .91%           .91%          .01%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total expenses                                   1.23%*          1.19%          1.19%          1.20%          1.22%          .01%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment income and realized
gain (loss)--net                                 2.84%*          2.67%          1.85%           .55%           .15%          .03%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)    $   161,882    $   157,909    $   156,442    $   174,094    $   175,594    $       25
                                            ===========    ===========    ===========    ===========    ===========   ===========

        * Annualized.

       ** Amount is less than $(.01) per share.

      *** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain (loss)--net.

       ++ Effective date of the Fund's registration.

     ++++ Amount is less than $.01 per share.

      +++ Aggregate total investment return.

          See Notes to Financial Statements.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007


Financial Highlights (concluded)                                                                             WCMA Tax-Exempt Fund

                                                                                      Class 3

                                            For the Six
                                            Months Ended                                                          For the Period
The following per share data and ratios    September 30,                                                         March 20, 2003++
have been derived from information              2007                      For the Year Ended March 31,             to March 31,
provided in the financial statements.       (Unaudited)        2007           2006           2005           2004       2003

Per Share Operating Performance

Net asset value, beginning of period        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            -----------    -----------    -----------    -----------    -----------   -----------
Investment income--net                              .02            .03            .02            .01            .01        --++++
Realized gain (loss)--net                        --++++         --++++           --**           --**           --**            --
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total from investment operations                    .02            .03            .02            .01            .01        --++++
                                            -----------    -----------    -----------    -----------    -----------   -----------
Less dividends from investment income--net        (.02)          (.03)          (.02)          (.01)          (.01)          --**
                                            -----------    -----------    -----------    -----------    -----------   -----------
Net asset value, end of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment return                        1.61%+++          3.05%          2.24%           .93%           .50%          .03%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Ratios to Average Net Assets***

Total expenses, net of waiver and/or
reimbursement                                     .57%*           .55%           .56%           .56%           .55%          .01%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total expenses                                    .93%*           .89%           .89%           .90%           .92%          .01%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment income and realized
gain (loss)--net                                 3.18%*          3.03%          2.23%           .91%           .50%          .03%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)    $   396,986    $   394,877    $   408,672    $   367,434    $   360,243    $       25
                                            ===========    ===========    ===========    ===========    ===========   ===========




                                                                                      Class 4

                                            For the Six
                                            Months Ended                                                          For the Period
The following per share data and ratios    September 30,                                                         March 20, 2003++
have been derived from information              2007                      For the Year Ended March 31,             to March 31,
provided in the financial statements.       (Unaudited)        2007           2006           2005           2004       2003

Per Share Operating Performance

Net asset value, beginning of period        $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            -----------    -----------    -----------    -----------    -----------   -----------
Investment income--net                              .02            .03            .02            .01            .01        --++++
Realized gain (loss)--net                        --++++         --++++           --**           --**           --**            --
                                            -----------    -----------    -----------    -----------    -----------   -----------
Total from investment operations                    .02            .03            .02            .01            .01        --++++
                                            -----------    -----------    -----------    -----------    -----------   -----------
Less dividends from investment income--net        (.02)          (.03)          (.02)          (.01)          (.01)          --**
                                            -----------    -----------    -----------    -----------    -----------   -----------
Net asset value, end of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00   $      1.00
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment return                        1.61%+++          3.05%          2.24%           .93%           .50%          .03%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Ratios to Average Net Assets***

Total expenses, net of waiver and/or
reimbursement                                     .57%*           .56%           .56%           .55%           .55%          .01%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total expenses                                    .92%*           .89%           .89%           .90%           .92%          .01%
                                            ===========    ===========    ===========    ===========    ===========   ===========
Total investment income and realized
gain (loss)--net                                 3.19%*          3.05%          2.28%           .88%           .50%          .03%
                                            ===========    ===========    ===========    ===========    ===========   ===========

Supplemental Data

Net assets, end of period (in thousands)    $   348,158    $   279,895    $   156,657    $   133,924    $   155,581    $       25
                                            ===========    ===========    ===========    ===========    ===========   ===========

        * Annualized.

       ** Amount is less than $(.01) per share.

      *** Includes the Fund's share of the Master LLC's allocated expenses and/or investment income and realized gain (loss)--net.

       ++ Effective date of the Fund's registration.

     ++++ Amount is less than $.01 per share.

      +++ Aggregate total investment return.

          See Notes to Financial Statements.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Notes to Financial Statements (Unaudited)                  WCMA Tax-Exempt Fund


1. Significant Accounting Policies:
WCMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax-Exempt LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Master LLC reflects the Fund's proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Master LLC owned by the Fund at September 30, 2007 was 9.2%. The Fund is divided into multiple classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the distribution of such shares and the incremental transfer agency costs resulting from the conversion of shares and has exclusive voting rights with respect to matters relating to such shareholder servicing and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Master LLC at fair value. Valuation of securities held by the Master LLC is discussed in Note 1(a) of the Master LLC's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Master LLC's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(f) Investment transactions--Investment transactions in the Master LLC are accounted for on a trade date basis.

(g) Recent accounting pronouncements--Effective September 30, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Notes to Financial Statements (continued)                  WCMA Tax-Exempt Fund


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group Inc. ("PNC") are the principal owners of BlackRock, Inc.

Pursuant to the Distribution and Shareholder Servicing Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch and/or affiliates of PNC or Merrill Lynch (including BlackRock, Inc.) service fees and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                                             Service       Distribution
                                                 Fee                Fee

Class 1                                         .25%               .75%
Class 2                                         .25%              .425%
Class 3                                         .25%              .125%
Class 4                                         .25%              .125%


The ongoing service fee compensates MLPF&S for providing shareholder services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. The Fund has entered into a contractual arrangement with the Administrator and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .35% higher than that of CMA Tax-Exempt Fund, and Class 3 and Class 4 Shares is equal to that of CMA Tax-Exempt Fund. The fee/expense waiver or reimbursement includes service and distribution fees. This arrangement has a one-year term and is renewable. For the six months ended September 30, 2007, MLPF&S earned fees of $1,972,497, of which $1,484,383 was waived.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch, is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial interest activity, which results in uninvested net proceeds from sales of Fund shares.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Shares of Beneficial Interest:
Net increase in net assets derived from beneficial interest transactions was $81,201,966 and $122,252,065 for the six months ended September 30, 2007 and for the year ended March 31, 2007, respectively.

Transactions in shares of beneficial interest for each class were as follows:


Class 1 Shares for the Six Months                                Dollar
Ended September 30, 2007                      Shares             Amount

Shares sold                              411,205,698    $   411,205,698
Shares issued to shareholders in
   reinvestment of dividends                 430,130            430,130
                                     ---------------    ---------------
Total issued                             411,635,828        411,635,828
Shares redeemed                        (404,767,322)      (404,767,322)
                                     ---------------    ---------------
Net increase                               6,868,506    $     6,868,506
                                     ===============    ===============



Class 1 Shares for the Year                                      Dollar
Ended March 31, 2007                          Shares             Amount

Shares sold                              846,633,834    $   846,633,834
Shares issued to shareholders in
   reinvestment of dividends                 812,911            812,911
                                     ---------------    ---------------
Total issued                             847,446,745        847,446,745
Shares redeemed                        (836,031,744)      (836,031,744)
                                     ---------------    ---------------
Net increase                              11,415,001    $    11,415,001
                                     ===============    ===============



Class 2 Shares for the Six Months                                Dollar
Ended September 30, 2007                      Shares             Amount

Shares sold                              909,270,119    $   909,270,119
Shares issued to shareholders in
   reinvestment of dividends               2,355,336          2,355,336
                                     ---------------    ---------------
Total issued                             911,625,455        911,625,455
Shares redeemed                        (907,654,989)      (907,654,989)
                                     ---------------    ---------------
Net increase                               3,970,466    $     3,970,466
                                     ===============    ===============



Class 2 Shares for the Year                                      Dollar
Ended March 31, 2007                          Shares             Amount

Shares sold                            1,619,618,525    $ 1,619,618,525
Shares issued to shareholders in
   reinvestment of dividends               4,409,015          4,409,015
                                     ---------------    ---------------
Total issued                           1,624,027,540      1,624,027,540
Shares redeemed                      (1,622,574,157)    (1,622,574,157)
                                     ---------------    ---------------
Net increase                               1,453,383    $     1,453,383
                                     ===============    ===============



Class 3 Shares for the Six Months                                Dollar
Ended September 30, 2007                      Shares             Amount

Shares sold                            2,517,919,158    $ 2,517,919,158
Shares issued to shareholders in
   reinvestment of dividends               6,199,960          6,199,960
                                     ---------------    ---------------
Total issued                           2,524,119,118      2,524,119,118
Shares redeemed                      (2,522,015,454)    (2,522,015,454)
                                     ---------------    ---------------
Net increase                               2,103,664    $     2,103,664
                                     ===============    ===============



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Notes to Financial Statements (concluded)                  WCMA Tax-Exempt Fund



Class 3 Shares for the Year                                      Dollar
Ended March 31, 2007                          Shares             Amount

Shares sold                            5,514,033,872    $ 5,514,033,872
Shares issued to shareholders in
   reinvestment of dividends              12,386,232         12,386,232
                                     ---------------    ---------------
Total issued                           5,526,420,104      5,526,420,104
Shares redeemed                      (5,540,251,747)    (5,540,251,747)
                                     ---------------    ---------------
Net decrease                            (13,831,643)    $  (13,831,643)
                                     ===============    ===============



Class 4 Shares for the Six Months                                Dollar
Ended September 30, 2007                      Shares             Amount

Shares sold                            3,413,031,327    $ 3,413,031,327
Shares issued to shareholders in
   reinvestment of dividends               4,626,564          4,626,564
                                     ---------------    ---------------
Total issued                           3,417,657,891      3,417,657,891
Shares redeemed                      (3,349,398,561)    (3,349,398,561)
                                     ---------------    ---------------
Net increase                              68,259,330    $    68,259,330
                                     ===============    ===============



Class 4 Shares for the Year                                      Dollar
Ended March 31, 2007                          Shares             Amount

Shares sold                            5,056,810,692    $ 5,056,810,692
Shares issued to shareholders in
  reinvestment of dividends                7,007,537          7,007,537
                                     ---------------    ---------------
Total issued                           5,063,818,229      5,063,818,229
Shares redeemed                      (4,940,602,905)    (4,940,602,905)
                                     ---------------    ---------------
Net increase                             123,215,324    $   123,215,324
                                     ===============    ===============


4. Capital Loss Carryforward:
On March 31, 2007, the Fund had a net capital loss carryforward of $42,196, all of which expires in 2014. This amount will be available to offset like amounts of any future taxable gains.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Portfolio Summary*                                        Master Tax-Exempt LLC


Portfolio Composition


Put Bonds--2.1%
Fixed Rate Notes--6.7%
Tax-Exempt Commercial Paper--7.4%
Variable Rate Demand Obligations--83.8%

 * Based on total market value of Master Tax-Exempt LLC as of September 30, 2007. Investments are valued at amortized cost, which approximates market value.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments as of September 30, 2007 (Unaudited)
                                       Master Tax-Exempt LLC     (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Alabama--2.6%

$    29,985    Alabama, HFA, S/F Mortgage Revenue Bonds,
                VRDN, AMT, Series H, 4.03%
                due 6/01/2009 (j)                                   $    29,985
     15,450    Bank of America MACON Trust, Spanish Fort
                Redevelopment Authority, Alabama, Revenue
                Bonds, VRDN, Series 2007-306, 3.93%
                due 3/01/2012 (h)(j)                                     15,450
      3,995    Birmingham, Alabama, Waterworks and Sewer
                Board, Water and Sewer Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 1737, 3.92%
                due 1/01/2015 (a)(h)(j)                                   3,995
     20,000    Columbia, Alabama, IDB, Revenue Bonds (Alabama
                Power Company Project), VRDN, AMT, 3.99%
                due 11/01/2021 (j)                                       20,000
     11,700    Daphne, Alabama, Special Care Facilities Financing
                Authority, Revenue Refunding Bonds (Presbyterian),
                VRDN, Series B, 3.89% due 8/15/2023 (a)(j)               11,700
      1,000    Decatur, Alabama, IDB, Environmental Facilities
                Revenue Bonds (BP Amoco Chemical Company
                Project), VRDN, AMT, 4% due 11/01/2035 (j)                1,000
      4,105    Jefferson County, Alabama, GO, Refunding, VRDN,
                Series B, 3.93% due 4/01/2021 (j)                         4,105
     89,455    Jefferson County, Alabama, Limited Obligation
                School Warrants, VRDN, Series B, 3.88%
                due 1/01/2027 (a)(j)                                     89,455
      7,150    Jefferson County, Alabama, Sewer Revenue Bonds,
                ROCS, VRDN, Series II-R-10151, 3.91%
                due 8/01/2012 (b)(h)(j)                                   7,150
      5,000    Jefferson County, Alabama, Sewer Revenue
                Refunding Bonds, VRDN, Series C-6, 3.88%
                due 2/01/2040 (j)(n)                                      5,000
      8,100    Lehman Municipal Trust Receipts, Alabama, HFA,
                Revenue Bonds, FLOATS, VRDN, AMT,
                Series 2006-K41, 4.01% due 10/01/2037 (h)(j)(o)           8,100
     79,200    Southeast Alabama Gas District, Alabama, Supply
                Project Revenue Bonds, VRDN, Series A, 3.96%
                due 8/01/2027 (j)                                        79,200

Alaska--0.7%

     19,400    Alaska Industrial Development and Export Authority
                Revenue Bonds, ROCS, VRDN, Series II-R-320,
                3.92% due 4/01/2034 (e)(h)(j)                            19,400
      2,200    Anchorage, Alaska, Electric Utility Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 1128, 3.92%
                due 6/01/2013 (f)(h)(j)                                   2,200
      6,185    Anchorage, Alaska, GO, PUTTERS, VRDN, Series 552,
                3.92% due 6/01/2012 (f)(h)(j)                             6,185
     38,000    Valdez, Alaska, Marine Terminal Revenue Bonds,
                VRDN, Series A, 4% due 5/01/2031 (j)                     38,000



       Face
     Amount    Municipal Bonds                                         Value

Alaska (concluded)

               Valdez, Alaska, Marine Terminal Revenue
                Refunding Bonds, VRDN (j):
$     7,000       (BP Pipelines (Alaska), Inc. Project),
                  3.92% due 7/01/2037                                $    7,000
      3,600       (BP Pipelines Inc. Project), Series B,
                  3.92% due 7/01/2037                                     3,600

Arizona--2.5%

     33,000    Apache County, Arizona, IDA, IDR (Tucson Electric
                Power Co.), VRDN, Series 83-A, 3.80%
                due 12/15/2018 (j)                                       33,000
               Arizona Health Facilities Authority, Revenue Refunding
                Bonds (Banner Health System), VRDN (j):
      4,970       Series A, 3.87% due 1/01/2029 (f)                       4,970
      9,775       Series B, 3.87% due 1/01/2035 (b)                       9,775
      4,390       Series C, 3.78% due 1/01/2035 (b)                       4,390
     49,055    Clipper Tax-Exempt Certificates Trust, Arizona,
                Revenue Bonds, VRDN, Series 2007-1, 3.94%
                due 2/01/2020 (h)(j)                                     49,055
     10,000    Maricopa County, Arizona, IDA, Health Facilities
                Revenue Bonds, PUTTERS, VRDN, Series 420,
                3.85% due 1/01/2010 (h)(j)                               10,000
      8,440    Maricopa County, Arizona, Public Finance Corporation,
                Lease Revenue Bonds, FLOATS, VRDN, Series 1863,
                3.91% due 7/01/2031 (a)(h)(j)                             8,440
     20,000    McAllister Academic Village, LLC, Arizona, Revenue
                Bonds (Arizona State University Project), VRDN,
                Series A, 3.83% due 7/01/2045 (a)(j)                     20,000
     40,515    Morgan Keegan Municipal Products, Inc., Maricopa
                County, Arizona, IDA, VRDN, AMT, Series A, 3.98%
                due 2/02/2009 (j)                                        40,515
      2,400    Phoenix, Arizona, Civic Improvement Corporation,
                State of Arizona Distribution Revenue Bonds,
                PUTTERS, VRDN, Series 1306, 3.92%
                due 1/01/2026 (b)(h)(j)                                   2,400
      4,070    Phoenix, Arizona, IDA, Government Office Lease
                Revenue Refunding Bonds, PUTTERS, VRDN,
                Series 1119, 3.92% due 9/15/2013 (a)(h)(j)                4,070
               Salt River Pima-Maricopa Indian Community, Arizona,
                Revenue Bonds, VRDN (j):
     16,419       3.87% due 10/01/2025                                   16,419
     36,480       3.87% due 10/01/2026                                   36,480
      2,285    Salt River Project, Arizona, Agricultural Improvement
                and Power District, Electric System Revenue
                Bonds, FLOATS, VRDN, Series 1840, 3.91%
                due 1/01/2037 (h)(j)                                      2,285



Portfolio Abbreviations for Master Tax-Exempt LLC


ACES (SM)  Adjustable Convertible Extendible Securities
AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
EDA        Economic Development Authority
EDR        Economic Development Revenue Bonds
FLOATS     Floating Rate Securities
GAN        Grant Anticipation Notes
GO         General Obligation Bonds
HDA        Housing Development Authority
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDB        Industrial Development Board
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity
           Optional Tenders
MSTR       Municipal Securities Trust Receipts
PCR        Pollution Control Revenue Bonds
PUTTERS    Puttable Tax-Exempt Receipts
RAN        Revenue Anticipation Notes
ROCS       Reset Option Certificates
S/F        Single-Family
TAN        Tax Anticipation Notes
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



WCMA TAX-EXEMPT FUND                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Arizona (concluded)

               Scottsdale, Arizona, IDA, Hospital Revenue Refunding
                Bonds (Scottsdale Healthcare), VRDN (j):
$    10,160       Series B, 3.86% due 9/01/2026 (b)                 $    10,160
      5,900       Series C, 3.86% due 9/01/2035 (e)                       5,900
      4,725    Tucson and Pima County, Arizona, IDA, S/F
                Mortgage Revenue Refunding Bonds, VRDN,
                AMT, 4.87% due 4/25/2008 (j)                              4,725

Arkansas--0.9%

      7,800    Arkansas State Development Finance Authority,
                M/F Housing Revenue Bonds (Chapelridge Benton
                Project), VRDN, AMT, Series C, 3.92%
                due 6/01/2032 (j)                                         7,800
     41,190    Arkansas State Development Finance Authority,
                S/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                Series 1139, 3.96% due 2/01/2008 (h)(j)                  41,189
      1,965    Morgan Keegan Municipal Products, Inc., Arkansas
                State Development Finance Authority, S/F Mortgage
                Revenue Bonds, VRDN, Series C, 3.98%
                due 6/01/2011 (j)                                         1,965
     20,595    Morgan Keegan Municipal Products, Inc., Arkansas
                State Development Finance Authority, VRDN, AMT,
                Series D, 3.98% due 2/01/2010 (j)                        20,595
      9,000    North Little Rock, Arkansas, Health Facilities Board,
                Health Care Revenue Bonds (Baptist Health),
                VRDN, Series B, 3.87% due 12/01/2021 (f)(j)               9,000
     10,680    University of Arkansas, University Revenue Bonds,
                FLOATS, VRDN, Series 1397, 3.91%
                due 11/01/2036 (a)(h)(j)                                 10,680

California--1.9%

      2,184    California Health Facilities Financing Authority Revenue
                Bonds, FLOATS, VRDN, Series 591, 3.93%
                due 3/01/2014 (f)(h)(j)                                   2,184
     17,500    California State, Economic Recovery, GO, FLOATS,
                VRDN, Series L27, 3.82% due 7/01/2017(h)(j)              17,500
               California State, GO, VRDN (h)(j):
     86,920       FLOATS, Series 2002, 3.96% due 8/01/2030               86,920
      7,945       MERLOTS, Series B-45, 3.90% due 10/01/2029              7,945
      5,350    California State, GO, Refunding, PUTTERS, VRDN,
                Series 1695, 4% due 2/01/2012 (h)(j)                      5,350
      3,430    California Statewide Communities Development
                Authority, M/F Housing Revenue Bonds, FLOATS,
                VRDN, Series 54TP, 3.94% due 1/01/2049 (h)(j)             3,430
     30,485    Los Angeles, California, S/F Home Mortgage Revenue
                Bonds, VRDN, AMT, 4.90% due 10/01/2040 (j)               30,485
     48,110    Morongo Band of Mission Indians, California, Revenue
                Bonds, VRDN, 3.96% due 12/01/2019 (j)                    48,110

Colorado--2.7%

      7,675    Adams County, Colorado, School District Number 012,
                GO, ROCS, VRDN, Series II-R-1045, 3.92%
                due 12/15/2022 (e)(h)(j)                                  7,675
      3,180    Colorado Department of Transportation Revenue
                Bonds, ROCS, VRDN, Series II-R-4046, 3.92%
                due 12/15/2016 (a)(h)(j)                                  3,180
      9,950    Colorado Department of Transportation Revenue
                Refunding Bonds, PUTTERS, VRDN, Series 318,
                3.92% due 6/15/2015 (f)(h)(j)                             9,950
      9,470    Colorado Educational and Cultural Facilities Authority,
                Revenue Refunding Bonds (National Jewish
                Federation Bond Program Project), VRDN, Series A-8,
                3.95% due 9/01/2035 (j)                                   9,470



       Face
     Amount    Municipal Bonds                                         Value

Colorado (concluded)

               Colorado Health Facilities Authority Revenue Bonds,
                VRDN (j):
$    26,700       (Catholic Health Initiatives), Series B, 3.91%
                  due 12/01/2020                                    $    26,700
     19,800       (Sisters of Charity of Leavenworth Health
                  System), 3.90% due 12/01/2032                          19,800
               Colorado Health Facilities Authority, Revenue
                Refunding Bonds, VRDN (j):
      3,640       (Catholic Health Initiatives), Series B-1, 3.80%
                  due 3/01/2023                                           3,640
     26,000       (Sisters of Charity of Leavenworth Health
                  System), Series A, 3.90% due 12/01/2038                26,000
     45,300    Colorado Housing and Finance Authority,
                S/F Mortgage Revenue Bonds, VRDN, AMT,
                Series B-3, 3.93% due 11/01/2026 (j)                     45,300
      6,900    Colorado School Mines Development Corporation,
                Revenue Refunding Bonds, VRDN, 4.01%
                due 9/01/2026 (j)                                         6,900
     20,275    Colorado Springs, Colorado, Utilities Revenue
                Bonds, Sub-Lien, VRDN, Series A, 3.80%
                due 11/01/2029 (j)                                       20,275
               Denver, Colorado, City and County Airport, Revenue
                Refunding Bonds, VRDN (b)(h)(j):
      9,500       FLOATS, Series 63-TP, 3.90% due 11/15/2025              9,500
      5,780       MERLOTS, AMT, Series A61, 3.97%
                  due 11/15/2012                                          5,780
     11,325    E-470 Public Highway Authority, Colorado, Revenue
                Bonds, ROCS, VRDN, Series II-R-10019Z, 3.93%
                due 9/01/2024 (f)(h)(j)                                  11,325
        772    E-470 Public Highway Authority, Colorado, Revenue
                Refunding Bonds, FLOATS, VRDN, Series 997,
                3.92% due 3/01/2036 (f)(h)(j)                               772
     11,220    Eclipse Funding Trust, Solar Eclipse Certificates,
                El Paso County, Colorado, School District,
                COP, VRDN, Series 2006-0101, 3.91%
                due 12/15/2028 (f)(h)(j)                                 11,220
               El Paso County, Colorado, S/F Mortgage Revenue
                Bonds, VRDN, AMT (h)(j):
         51       FLOATS, Series 1136, 3.96% due 11/01/2008                  51
      5,265       ROCS, Series II-R-10220, 3.93%
                  due 6/01/2016 (i)                                       5,265
     18,105       ROCS, Series II-R-10222, 3.93%
                  due 10/01/2018 (i)                                     18,105
     15,000    Lower Colorado River Authority, Texas, CP, 3.78%
                due 2/06/2008                                            15,000
               University of Colorado Hospital Authority Revenue
                Bonds, VRDN (j):
      6,500       ROCS, Series II-R-573CE, 3.92%
                  due 11/15/2040 (h)                                      6,500
     21,840       Series A, 3.86% due 11/15/2033 (e)                     21,840

Connecticut--0.0%

      4,960    Eagle Tax-Exempt Trust, Connecticut, GO, VRDN,
                Series 96-0701, 3.91% due 11/15/2007 (h)(j)               4,960

Delaware--0.9%

     54,525    Delaware State, EDA, Revenue Bonds (Hospital
                Billing and Collection), VRDN, Series C, 3.80%
                due 12/01/2015 (j)                                       54,525
               Delaware State Housing Authority Revenue Bonds,
                VRDN (h)(j):
      3,680       MERLOTS, Series B10, 3.97% due 7/01/2031 (f)            3,680



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Delaware (concluded)

$     1,930       ROCS, AMT, Series II-R-359, 4%
                  due 7/01/2035 (e)                                 $     1,930
               GS Pool Trust, Delaware, FLOATS, VRDN (h)(j):
     11,932       AMT, Series 35TP, 3.97% due 8/01/2049                  11,932
      2,253       AMT, Series 56TP, 3.94% due 7/01/2048                   2,253
     14,851       Series 1, 3.97% due 6/02/2012                          14,851

District of Columbia--1.4%

      4,000    District of Columbia, Ballpark Revenue Bonds,
                PUTTERS, VRDN, Series 1325, 3.92%
                due 2/01/2014 (b)(h)(j)                                   4,000
     20,065    District of Columbia, GO, PUTTERS, VRDN,
                Series 2011, 3.92% due 6/01/2015 (b)(h)(j)               20,065
               District of Columbia, GO, Refunding, VRDN (j):
      3,995       MSTR, Series SGA-62, 4% due 6/01/2017 (a)(h)            3,995
     20,290       Series C, 3.88% due 6/01/2026 (b)                      20,290
     25,790    District of Columbia, Hospital Revenue Bonds,
                FLOATS, VRDN, Series 712, 3.91%
                due 7/15/2019 (b)(h)(j)                                  25,790
     26,115    District of Columbia, Water and Sewer Authority,
                Public Utility Revenue Bonds, FLOATS, VRDN,
                Series 1125, 3.91% due 10/01/2033 (b)(h)(j)              26,115
     48,095    Metropolitan Washington Airports Authority, D.C.,
                Airport System Revenue Refunding Bonds,
                MERLOTS, VRDN, AMT, Series C35, 3.97%
                due 10/01/2014 (f)(h)(j)(m)                              48,095

Florida--8.4%

      8,140    Bank of America AUSTIN Trust, Broward County,
                Florida, School Board, COP, VRDN, Series 2007-129,
                3.92% due 7/01/2032 (b)(h)(j)                             8,140
     14,770    Collier County, Florida, Educational Facilities
                Authority, Limited Obligation Revenue Bonds
                (Ave Maria University), VRDN, 3.97%
                due 10/01/2036 (j)                                       14,770
     11,665    Collier County, Florida, School Board, COP,
                ROCS, VRDN, Series II-R-7032, 4.15%
                due 2/15/2024 (e)(h)(j)                                  11,665
     15,650    Dade County, Florida, Water and Sewer
                System Revenue Bonds, VRDN, 3.86%
                due 10/05/2022 (b)(j)                                    15,650
               Eagle Tax-Exempt Trust, Florida State Board of
                Education, GO, VRDN, Class A (h)(j):
     15,500       Series 2005-0057, 3.93% due 6/01/2035                  15,500
      8,000       Series 2005-3013, 3.93% due 6/01/2033 (g)               8,000
               Eagle Tax-Exempt Trust, Orlando-Orange County
                Expressway Authority, Florida, Expressway
                Revenue Bonds, VRDN, Class A (e)(h)(j):
     15,000       Series 2007-0081, 3.91% due 7/01/2042                  15,000
     11,300       Series 2007-0145, 3.85% due 7/01/2017                  11,300
     19,730    Eagle Tax-Exempt Trust, South Florida Water
                Management District, COP, VRDN,
                Series 2006-0136, Class A, 3.93%
                due 10/01/2036 (a)(h)(j)                                 19,730
      7,425    Eclipse Funding Trust, Solar Eclipse Certificates,
                Volusia County, Florida, School Board,
                COP, VRDN, Series 2007-0036, 3.78%
                due 8/01/2032 (e)(h)(j)                                   7,425



       Face
     Amount    Municipal Bonds                                         Value

Florida (continued)

               Florida Gas Utility Revenue Bonds (Gas
                Supply Project Number 2), VRDN (j):
$    60,445       Series A-1, 3.90% due 11/01/2026                  $    60,445
    123,735       Series A-3, 3.83% due 11/01/2026                      123,735
      5,480    Florida Housing Finance Corporation, M/F
                Mortgage Revenue Bonds, ROCS, VRDN,
                Series II-R-600CE, 4% due 7/01/2043 (h)(j)                5,480
      7,830    Florida Hurricane Catastrophe Fund Financing
                Corporation Revenue Bonds, VRDN, Series A,
                5% due 7/01/2008 (j)                                      7,902
     16,176    Florida Local Government Finance Commission,
                CP, 3.73% due 10/05/2007                                 16,176
      3,465    Florida State Board of Education, GO, Refunding,
                ROCS, VRDN, Series II-R-6087 3.92%
                due 6/01/2014 (b)(h)(j)                                   3,465
               Florida State Board of Education, Lottery Revenue
                Bonds, VRDN (h)(j):
      6,220       FLOATS, Series 858, 3.91% due 1/01/2017 (f)             6,220
      2,815       ROCS, Series II-R-4521, 3.92%
                  due 7/01/2020 (b)                                       2,815
     27,765    Florida State, Revenue Refunding Bonds, MERLOTS,
                VRDN, Series A-22, 3.78% due 7/01/2027(h)(j)             27,765
      4,100    Gainesville, Florida, Utilities System Revenue
                Refunding Bonds, VRDN, Series C, 3.95%
                due 10/01/2026 (j)                                        4,100
      6,000    Highlands County, Florida, Health Facilities Authority,
                Hospital Revenue Refunding Bonds (Adventist
                Health System), VRDN, Series C, 3.92%
                due 11/15/2021 (j)                                        6,000
      3,940    Hillsborough County, Florida, Aviation Authority,
                Revenue Refunding Bonds, MERLOTS, VRDN,
                AMT, Series A18, 3.97% due 10/01/2013 (f)(h)(j)           3,940
     15,700    Jacksonville, Florida, Electric Authority, CP, 3.67%
                due 11/14/2007                                           15,700
     15,075    Jacksonville, Florida, Electric Authority Revenue
                Bonds (Electric System), VRDN, Series B, 4.04%
                due 10/01/2030 (j)                                       15,075
     15,000    Jacksonville, Florida, Port Authority Revenue
                Bonds (Mitsui O.S.K. Lines, Ltd. Project), VRDN,
                AMT, 3.95% due 11/01/2032 (j)                            15,000
      5,733    Miami-Dade County, Florida, Aviation Revenue
                Refunding Bonds, FLOATS, VRDN, AMT, Series 1829,
                3.94% due 10/01/2039 (f)(h)(j)                            5,733
      3,755    Miami-Dade County, Florida, Special Obligation
                Revenue Bonds, TOCS, VRDN, Series Z-9, 3.90%
                due 4/17/2015 (f)(h)(j)                                   3,755
     40,000    Miami-Dade County, Florida, Water and Sewer
                Revenue Refunding Bonds, VRDN, 3.86%
                due 10/01/2025 (e)(j)                                    40,000
     13,890    Municipal Securities Trust Certificates, Highlands
                County, Florida, Health Facilities Authority,
                Hospital Revenue Bonds, VRDN, Series 7061,
                Class A, 3.92% due 11/15/2035 (h)(j)(m)                  13,890
     15,600    North Broward, Florida, Hospital District Revenue
                Refunding Bonds, VRDN, Series B, 3.87%
                due 1/15/2031 (g)(j)                                     15,600
      5,000    Orange County, Florida, Health Facilities Authority,
                Hospital Revenue Bonds (Orlando Regional
                Healthcare), VRDN, Series A-10, 3.95%
                due 10/01/2041 (e)(j)                                     5,000



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Florida (concluded)

               Orange County, Florida, Health Facilities Authority
                Revenue Bonds, FLOATS, VRDN (h)(j):
$    29,850       Series 532, 3.91% due 11/15/2015 (a)              $    29,850
     17,245       Series 830, 3.91% due 11/15/2022 (e)                   17,245
      7,465    Orange County, Florida, Tourist Development, Tax
                Revenue Refunding Bonds, FLOATS, VRDN,
                Series 1806, 3.91% due 10/01/2030 (b)(h)(j)               7,465
               Orlando, Florida, Utilities Commission, Water and
                Electric Revenue Bonds, VRDN (j):
     57,450       Series A, 3.78% due 10/01/2017                         57,450
     25,300       Series B, 3.87% due 10/01/2022                         25,300
               Orlando-Orange County Expressway Authority,
                Florida, Expressway Revenue Bonds, VRDN (a)(j):
      2,250       Sub-Series A-2, 3.83% due 7/01/2040                     2,250
     30,650       Sub-Series B-1, 3.83% due 7/01/2040                    30,650
               Orlando-Orange County Expressway Authority,
                Florida, Expressway Revenue Refunding Bonds,
                VRDN (e)(j):
     24,475       Series C-1, 3.77% due 7/01/2025                        24,475
     18,790       Series C-4, 3.83% due 7/01/2025                        18,790
     44,350       Series D, 3.83% due 7/01/2032                          44,350
     10,000    Palm Beach County, Florida, Health Facilities Authority,
                CP, 3.74% due 11/15/2007                                 10,000
      6,095    Saint Johns County, Florida, Sales Tax Revenue
                Bonds, ROCS, VRDN, Series II-R-755PB, 3.93%
                due 10/01/2036 (f)(h)(j)                                  6,095
     18,305    Saint Johns County, Florida, Transportation
                Improvement Revenue Bonds, ROCS, VRDN,
                Series II-R-9071, 3.92% due 10/01/2016 (a)(h)(j)         18,305
     40,000    Sunshine State, Florida, Governmental Finance
                Commission, CP, 3.75% due 10/15/2007                     40,000
     16,240    UBS Municipal CRVS Trust, Miami-Dade County,
                Florida, Expressway Authority, Toll System Revenue
                Bonds, FLOATS, VRDN, Series 06-1004, 3.92%
                due 1/01/2014 (a)(h)(j)                                  16,240
               Volusia County, Florida, School Board, COP,
                VRDN (f)(h)(j):
      2,120       PUTTERS, Series 970, 3.92% due 2/01/2013                2,120
      5,460       ROCS, Series II-R-2212, 4.15% due 8/01/2023             5,460

Georgia--1.7%

      3,820    Albany-Dougherty County, Georgia, Hospital
                Authority, Revenue Refunding Bonds, FLOATS,
                VRDN, Series L3J, 3.93% due 9/01/2020 (a)(h)(j)           3,820
     16,300    Appling County, Georgia, Development Authority,
                PCR (Georgia Power Plant Hatch), VRDN, Second
                Series, 4% due 12/01/2018 (j)                            16,300
     19,760    Atlanta, Georgia, Airport Revenue Refunding Bonds,
                VRDN, Series C-2, 3.84% due 1/01/2030 (f)(j)             19,760
     12,500    Atlanta, Georgia, Subordinate Lien Tax Allocation
                Bonds (Atlantic Station), VRDN, 3.94%
                due 12/01/2024 (j)                                       12,500
      4,000    Atlanta, Georgia, Urban Residential Finance Authority,
                M/F Housing Revenue Bonds (Lindbergh City
                Center Apartment Project), VRDN, AMT, 3.91%
                due 11/01/2044 (j)                                        4,000
      6,815    Bank of America MACON Trust, Georgia Municipal
                Electric Authority, Power Revenue Bonds, VRDN,
                Series E, 3.92% due 1/01/2017 (e)(h)(j)                   6,815
     28,000    Burke County, Georgia, Development Authority, CP,
                3.67% due 1/11/2008                                      28,000



       Face
     Amount    Municipal Bonds                                         Value

Georgia (concluded)

               Clayton County, Georgia, Development Authority,
                Special Facilities Revenue Bonds (Delta Air Lines
                Project), VRDN (j):
$    10,545       AMT, Series B, 4% due 5/01/2035                   $    10,545
      6,500       AMT, Series C, 4% due 5/01/2035                         6,500
     10,135       Series A, 3.92% due 6/01/2029                          10,135
      2,400    Clayton County, Georgia, Housing Authority,
                M/F Housing Revenue Bonds (Provence
                Place Apartments Project), VRDN, 3.92%
                due 10/01/2041 (j)                                        2,400
      4,475    DeKalb County, Georgia, Public Safety and Judicial
                Facilities Authority, Special Tax Revenue
                Bonds, FLOATS, VRDN, Series 1459, 3.91%
                due 12/01/2034 (h)(j)                                     4,475
               Eagle Tax-Exempt Trust, Atlanta, Georgia, Water and
                Wastewater Revenue Bonds, VRDN (e)(h)(j):
      9,100       Series 2005-0009, Class A, 3.91%
                  due 11/01/2043                                          9,100
      5,000       Series 2006-0130, Class A, 3.93%
                  due 11/01/2034                                          5,000
     21,200    Fulton County, Georgia, Development Authority
                Revenue Bonds (Robert W. Woodruff Arts
                Center Project), VRDN, Series B, 3.87%
                due 4/01/2034 (j)                                        21,200
      2,150    Georgia State, GO, PUTTERS, VRDN, Series 1420,
                3.92% due 6/01/2012 (h)(j)                                2,150
      2,570    Gwinnett County, Georgia, Development Authority,
                COP, ROCS, VRDN, Series II-R-6009, 3.92%
                due 1/01/2021 (f)(h)(j)                                   2,570
     15,995    Municipal Securities Trust Certificates, Atlanta,
                Georgia, Water and Wastewater Revenue Bonds,
                VRDN, AMT, Series 2002-186, Class A, 3.92%
                due 2/25/2021 (f)(h)(j)                                  15,995

Hawaii--0.1%

      7,170    Hawaii State, Highway Revenue Bonds, ROCS, VRDN,
                Series II-R-10096, 3.91% due 7/01/2011 (e)(h)(j)          7,170
      1,980    Hawaii State, Revenue Bonds, ROCS, VRDN,
                Series II-R-6504, 3.92% due 10/01/2024 (f)(h)(j)          1,980

Idaho--0.3%

     30,400    Idaho State, GO, TAN, 4.50% due 6/30/2008                 30,570

Illinois--8.3%

     14,285    ABN AMRO MuniTops Certificates Trust, Chicago,
                Illinois, GO, VRDN, Series 2001-31, 3.92%
                due 1/01/2009 (b)(h)(j)                                  14,285
      9,330    Bank of America MACON Trust, Chicago, Illinois,
                O'Hare International Airport Revenue Bonds, VRDN,
                Series A, 3.92% due 1/01/2018 (f)(h)(j)                   9,330
      2,940    Bank of America MACON Trust, Illinois State
                Dedicated Tax, VRDN, Series N, 3.92%
                due 12/15/2020 (a)(h)(j)                                  2,940
      1,750    Bank of America MACON Trust, Illinois State, GO,
                VRDN, Series L, 3.92% due 1/01/2031 (h)(j)                1,750
      2,755    Bank of America MACON Trust, Regional
                Transportation Authority, Illinois, Revenue Bonds,
                VRDN, Series K, 3.92% due 7/01/2026 (f)(h)(j)             2,755
     10,215    Chicago, Illinois, Board of Education, GO, ROCS,
                VRDN, Series II-R-10097, 3.91%
                due 12/01/2011 (e)(h)(j)                                 10,215
      8,175    Chicago, Illinois, GO, VRDN, Series B, 3.80%
                due 1/01/2012 (j)                                         8,175



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Illinois (continued)

$     5,730    Chicago, Illinois, Motor Fuel Tax Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-2021, 3.92%
                due 1/01/2020 (a)(h)(j)                             $     5,730
               Chicago, Illinois, O'Hare International Airport
                Revenue Bonds, ROCS, VRDN (h)(j):
      3,700       AMT, Series II-R-239, 4% due 1/01/2022 (e)              3,700
      5,995       AMT, Series II-R-250, 4% due 1/01/2034 (g)              5,995
      9,375       Series II-R-556, 3.92% due 1/01/2029 (f)                9,375
      5,105       Series II-R-605PB, 3.93% due 1/01/2033 (b)              5,105
     41,550    Chicago, Illinois, O'Hare International Airport,
                Revenue Refunding Bonds (General Airport Third
                Lien), VRDN, Series D, 3.87% due 1/01/2035 (g)(j)        41,550
      6,685    Chicago, Illinois, Park District, GO, Refunding,
                ROCS, VRDN, Series II-R-4002, 3.92%
                due 1/01/2023 (b)(h)(j)                                   6,685
     20,120    Chicago, Illinois, Second Lien Water
                Revenue Refunding Bonds, VRDN, 3.84%
                due 11/01/2031 (f)(j)                                    20,120
      6,240    Cook County, Illinois, Forest Preserve District,
                GO, PUTTERS, VRDN, Series 566, 3.92%
                due 11/15/2012 (a)(h)(j)                                  6,240
      3,330    Cook County, Illinois, GO, Refunding, ROCS, VRDN,
                Series II-R-2063, 3.92% due 11/15/2021 (f)(h)(j)          3,330
               Eagle Tax-Exempt Trust, Chicago, Illinois, GO,
                VRDN (h)(j):
      9,900       Series 98, Class 1301, 3.93% due 1/01/2017 (b)          9,900
      7,155       Series 2006-0001, Class-A, 3.93%
                  due 1/01/2034 (e)                                       7,155
     30,000    Eagle Tax-Exempt Trust, Cook County, Illinois,
                VRDN, Series 02, Class 1303, 3.93%
                due 11/15/2025 (a)(h)(j)                                 30,000
      3,150    Eagle Tax-Exempt Trust, Illinois State Finance
                Authority, Revenue Refunding Bonds, VRDN,
                Series 2006-0118, Class A, 3.93%
                due 12/01/2042 (h)(j)                                     3,150
               Eagle Tax-Exempt Trust, Illinois State, GO,
                VRDN (h)(j):
     11,000       Series 01, Class 1307, 3.91% due 11/01/2022            11,000
     11,100       Series 02, Class 1302, 3.93% due 2/01/2027             11,100
      3,000    Eagle Tax-Exempt Trust, Metropolitan Pier and
                Exposition Authority, Illinois, Dedicated State Tax
                Revenue Bonds, VRDN, Series 2004-0030,
                Class A, 3.93% due 6/15/2042 (f)(h)(j)                    3,000
      5,000    Eagle Tax-Exempt Trust, Metropolitan Pier and Expo-
                sition Authority, Illinois, VRDN, Series 2002-6001,
                Class A, 3.93% due 12/15/2028 (f)(h)(j)                   5,000
     10,000    Eagle Tax-Exempt Trust, University of Illinois,
                University Revenue Refunding Bonds, VRDN,
                Series 2006-0124, Class A, 3.93%
                due 4/01/2035 (f)(h)(j)                                  10,000
     10,700    Eclipse Funding Trust, Solar Eclipse Certificates,
                Chicago, Illinois, GO, Refunding, VRDN,
                Series 2006-0038, 3.91% due 1/01/2028 (e)(h)(j)          10,700
      3,315    Illinois Development Finance Authority Revenue
                Bonds (Jewish Federation of Metropolitan
                Chicago Project), VRDN, Series A, 3.95%
                due 9/01/2032 (a)(j)                                      3,315
     20,000    Illinois Development Finance Authority, Revenue
                Refunding Bonds (Evanston Northwestern
                Healthcare Corporation), VRDN, Series A, 3.93%
                due 5/01/2031 (j)                                        20,000



       Face
     Amount    Municipal Bonds                                         Value

Illinois (continued)

$     5,000    Illinois Development Finance Authority, Water
                Facilities Revenue Refunding Bonds (Illinois
                American Water Company), VRDN, AMT,
                3.98% due 3/01/2032 (f)(j)                          $     5,000
     24,000    Illinois Educational Facilities Authority, CP, 3.66%
                due 5/06/2008                                            24,000
      9,450    Illinois Educational Facilities Authority Revenue
                Bonds (Art Institute of Chicago), VRDN, 3.91%
                due 3/01/2027 (j)                                         9,450
      7,800    Illinois Educational Facilities Authority, Revenue
                Refunding Bonds (The Art Institute of Chicago),
                VRDN, 3.91% due 3/01/2027 (j)                             7,800
               Illinois HDA, M/F Housing Revenue Bonds (Danbury
                Court Apartments), VRDN, AMT (j):
      6,225       Series A, 3.94% due 5/01/2037                           6,225
        445       Series B, 4% due 5/01/2037                                445
     50,000    Illinois Health Facilities Authority, CP, 3.75%
                due 11/15/2007                                           50,000
     39,850    Illinois Health Facilities Authority Revenue Bonds
                (Revolving Fund Pooled Program), VRDN, Series D,
                3.93% due 8/01/2015 (j)                                  39,850
      9,495    Illinois Municipal Electric Agency, Power Supply
                Revenue Bonds, PUTTERS, VRDN, Series 2093,
                3.92% due 2/01/2017 (b)(h)(j)                             9,495
               Illinois State Finance Authority Revenue Bonds,
                VRDN (j):
      4,190       FLOATS, Series 1489, 3.91%
                  due 12/01/2042 (h)                                      4,190
     10,000       (Northwestern University), Sub-Series A,
                  3.75% due 12/01/2034                                   10,000
     55,972       (University of Chicago), Series B, 3.84%
                  due 7/01/2034                                          55,972
     12,500    Illinois State Finance Authority, Revenue Refunding
                Bonds (Central DuPage Health System), VRDN,
                Series B, 3.94% due 11/01/2038 (j)                       12,500
      8,955    Illinois State, GO, MERLOTS, VRDN, Series B04,
                3.92% due 12/01/2024 (e)(h)(j)                            8,955
               Illinois State, GO, Refunding, VRDN (f)(h)(j):
     16,250       FLOATS, Series 743D, 3.91%
                  due 8/01/2015 (n)                                      16,250
      5,755       MERLOTS, Series A49, 3.92%
                  due 8/01/2013                                           5,755
      5,675    Kane County, Illinois, School District Number 129
                (Aurora West Side), GO, Refunding, PUTTERS,
                VRDN, Series 1113, 3.92% due 2/01/2013 (b)(h)(j)          5,675
      6,395    Municipal Securities Trust Certificates, Chicago,
                Illinois, Board of Education, GO, VRDN,
                Series 2005-237, Class A, 3.92%
                due 1/04/2024 (b)(h)(j)(m)                                6,395
     26,045    Municipal Securities Trust Certificates, Chicago,
                Illinois, O'Hare International Airport, Revenue
                Refunding Bonds, VRDN, AMT, Series 2000-93,
                Class A, 4.02% due 10/04/2012 (a)(h)(j)                  26,045
     29,950    Municipal Securities Trust Certificates, Chicago
                O'HareAirport, Illinois, Revenue Bonds, VRDN,
                AMT, Series 2001-151, Class A, 4.02%
                due 6/30/2015 (a)(h)(j)(m)                               29,950
     29,085    Municipal Securities Trust Certificates, Cook
                County, Illinois, GO, Refunding, VRDN,
                Series 2001-145, Class A, 3.92%
                due 11/15/2029 (b)(h)(j)                                 29,085



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Illinois (concluded)

$    33,895    Municipal Securities Trust Certificates, Cook
                County, Illinois, GO, Refunding, VRDN,
                Series 2002-191, Class A, 3.92%
                due 3/18/2019 (b)(h)(j)                             $    33,895
      7,805    Municipal Securities Trust Certificates, Illinois
                Finance Authority, Revenue Refunding Bonds,
                VRDN, Series 2006-253, Class A, 3.92%
                due 5/12/2014 (a)(h)(j)(m)                                7,805
     13,210    Municipal Securities Trust Certificates, Kane,
                McHenry, Cook and DeKalb Counties, Illinois,
                United School District Number 300, GO,
                VRDN, Series 2007-309, Class A, 3.92%
                due 1/15/2015 (a)(h)(j)(m)                               13,210
     31,615    Municipal Securities Trust Certificates, Metropolitan
                Pier and Exposition Authority, Illinois, Revenue
                Refunding Bonds, VRDN, Series 2001-157,
                Class A, 3.92% due 10/05/2017 (b)(h)(j)                  31,615
     18,520    Municipal Securities Trust Certificates, Will
                County, Illinois, Community High School
                District Number 210, VRDN, Series 2006-265,
                Class A, 3.92% due 4/08/2021 (e)(h)(j)                   18,520
     21,700    Northern Illinois Municipal Power Agency, Power
                Project Revenue Bonds, ROCS, VRDN,
                Series II-R-9129, 3.92% due 1/01/2018 (f)(h)(j)          21,700
      8,720    RBC Municipal Products, Inc., Aurora, Illinois, S/F
                Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                Series I-28, 3.94% due 11/01/2014 (c)(h)(i)(j)            8,720
      2,160    Regional Transportation Authority, Illinois, GO,
                MERLOTS, VRDN, Series A41, 3.92%
                due 6/01/2017 (b)(h)(j)                                   2,160
     32,690    Regional Transportation Authority, Illinois, Revenue
                Refunding Bonds, FLOATS, VRDN, Series 818-D,
                3.91% due 7/01/2033 (b)(h)(j)                            32,690
      9,900    University of Illinois, COP (Utility Infrastructure
                Projects), Refunding, VRDN, 3.84%
                due 8/15/2021 (j)                                         9,900
     22,000    University of Illinois, University Revenue Refunding
                Bonds (South Campus Project), VRDN, Series A,
                3.90% due 1/15/2022 (b)(j)                               22,000
               Will County, Illinois, Exempt Facilities Revenue
                Bonds (BP Amoco Chemical Company Project),
                VRDN, AMT (j):
      2,025       4% due 3/01/2028                                        2,025
      3,800       4% due 7/01/2031                                        3,800
      2,600       4% due 7/01/2032                                        2,600
     10,000    Will County, Illinois, M/F Housing Redevelopment,
                Revenue Refunding Bonds (Woodlands Crest Hill),
                VRDN, AMT, 3.91% due 2/15/2031 (d)(j)                    10,000

Indiana--3.7%

      4,240    Bank of America MACON Trust, Indianapolis, Indiana,
                Local Public Improvement Bond Bank, Revenue
                Refunding Bonds, VRDN, Series S, 3.92%
                due 1/01/2021 (f)(h)(j)                                   4,240
      5,345    Carmel, Indiana, School Building Corporation Revenue
                Bonds, ROCS, VRDN, Series II-R-2065, 3.92%
                due 7/15/2020 (f)(h)(j)                                   5,345
      4,450    Elkhart County, Indiana, Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 1669, 3.92%
                due 12/01/2014 (e)(h)(j)                                  4,450



       Face
     Amount    Municipal Bonds                                         Value

Indiana (concluded)

$     5,965    Hobart, Indiana, Building Corporation, First
                Mortgage Revenue Bonds, MERLOTS, VRDN,
                Series D-3, 3.92% due 1/15/2029 (b)(h)(j)           $     5,965
      4,110    Huntington, Indiana, School Building Corporation
                Revenue Bonds, PUTTERS, VRDN, Series 1648,
                3.92% due 7/15/2014 (f)(h)(j)                             4,110
      9,535    IPS Multi-School Building Corporation, Indiana,
                Revenue Bonds, ROCS, VRDN, Series II-R-885WF,
                3.91% due 1/15/2030 (e)(h)(j)                             9,535
     37,900    Indiana Bond Bank, Advance Funding Program
                Revenue Notes, Series A, 4.25% due 1/31/2008             37,975
     44,800    Indiana Bond Bank, Midyear Funding Program
                Revenue Notes, Series A, 4.50% due 5/20/2008             45,009
      5,300    Indiana Health and Educational Facilities Financing
                Authority, Revenue Refunding Bonds (Parkview
                Health System), VRDN, Series A, 3.87%
                due 11/01/2033 (a)(j)                                     5,300
     75,000    Indiana Health Facilities Financing Authority,
                Revenue Refunding Bonds (Ascension Health
                Credit Group), VRDN, Series A-2, 3.78%
                due 11/15/2036 (j)                                       75,000
     40,250    Indiana State Development Finance Authority,
                Environmental Revenue Bonds (PSI Energy Inc.
                Projects), VRDN, AMT, Series A, 4.10%
                due 12/01/2038 (j)                                       40,250
      3,700    Indiana State Development Finance Authority,
                IDR (Republic Services, Inc. Project), VRDN, AMT,
                4.22% due 11/01/2035 (j)                                  3,700
      7,065    Indiana State Housing and Community Development
                Authority, S/F Mortgage Revenue Bonds, VRDN,
                AMT, Series E-2, 3.62% due 12/20/2007 (j)                 7,065
      5,225    Indiana State Office Building Commission, Facilities
                Revenue Bonds, ROCS, VRDN, Series II-R-4534,
                3.92% due 7/01/2020 (h)(j)                                5,225
      6,218    Indiana Transportation Finance Authority, Highway
                Revenue Refunding Bonds, FLOATS, VRDN,
                Series 942D, 3.91% due 12/01/2022 (b)(h)(j)               6,218
     34,995    Municipal Securities Trust Certificates, Indianapolis,
                Indiana, Local Tax-Exempt, GO, VRDN,
                Series 2002-192, Class A, 3.92%
                due 6/18/2014 (f)(h)(j)                                  34,995
      7,685    New Albany-Floyd County, Indiana, Independent
                School Building Corporation, Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 879, 3.92%
                due 6/01/2013 (e)(h)(j)                                   7,685
      6,555    Pike County, Indiana, Multi-School Building
                Corporation, Revenue Refunding Bonds, PUTTERS,
                VRDN, Series 1122, 3.92% due 7/15/2012 (f)(h)(j)          6,555
     25,000    Saint Joseph County, Indiana, Industrial Educational
                Facilities, Revenue Refunding Bonds (University
                of Notre Dame du Lac Project), VRDN, 3.75%
                due 3/01/2040 (j)                                        25,000
     19,000    Trustees of Indiana University, CP, 3.60%
                due 11/07/2007                                           18,998
               Whiting, Indiana, Environmental Facilities Revenue
                Refunding Bonds, VRDN, AMT (j):
      6,085       (Amoco Oil Company Project), 4%
                  due 7/01/2031                                           6,085
     27,900       (BP Products Project), Series C, 4%
                  due 7/01/2034                                          27,900



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Iowa--0.4%

$    15,000    Iowa Finance Authority, Health Care Facilities,
                Revenue Refunding Bonds (Iowa Health
                System), VRDN, Series B-3, 3.80%
                due 2/15/2035 (a)(j)                                $    15,000
      3,400    Iowa Finance Authority, Revenue Refunding
                Bonds (Trinity Health Credit Group), VRDN,
                Series D, 3.79% due 12/01/2030 (j)                        3,400
     14,000    Iowa State School Cash Anticipation Program,
                GAN, Series A, 4.50% due 6/27/2008 (e)                   14,077
     10,000    Louisa County, Iowa, PCR, Refunding (Iowa-Illinois
                Gas and Electric), VRDN, Series A, 3.95%
                due 9/01/2016 (j)                                        10,000

Kansas--0.3%

      3,945    Kansas State Department of Transportation,
                Highway Revenue Bonds, ROCS, VRDN,
                Series II-R-6020, 3.92% due 3/01/2019 (e)(h)(j)           3,945
     19,700    Kansas State Department of Transportation,
                Highway Revenue Refunding Bonds, VRDN,
                Series C-1, 3.80% due 9/01/2019 (j)                      19,700
      1,780    Kansas State Development Financing Authority,
                Revenue Bonds (Sisters of Charity of Leavenworth
                Health System), VRDN, Series C, 3.95%
                due 12/01/2019 (j)                                        1,780
      7,415    Lehman Municipal Trust Receipts, Sedgwick
                and Shawnee Counties, Kansas, FLOATS,
                VRDN, Series 2006-P33U, 4.06%
                due 6/01/2038 (c)(h)(i)(j)                                7,415

Kentucky--2.3%

      3,775    Boyd County, Kentucky, Sewer and Solid Waste
                Revenue Bonds (Air Products and Chemicals
                Project), VRDN, AMT, 4.03% due 7/01/2021 (j)              3,775
     20,930    Carroll, Kentucky, CP, 3.73% due 11/08/2007               20,930
     14,000    Eagle Tax-Exempt Trust, Louisville and Jefferson
                Counties, Kentucky, Metropolitan Sewer District,
                Sewer and Drain System Revenue Bonds,
                VRDN, Series 2006-0053 Class A, 3.93%
                due 5/15/2033 (b)(h)(j)                                  14,000
     35,000    Jefferson County, Kentucky, CP, 3.74%
                due 12/05/2007                                           35,000
      2,200    Kenton County, Kentucky, Airport Board, Special
                Facilities Revenue Refunding Bonds, VRDN,
                Series B, 3.92% due 10/01/2030 (j)                        2,200
      1,000    Kentucky Economic Development Finance Authority,
                Hospital Facilities Revenue Refunding Bonds
                (Baptist Healthcare), VRDN, Series C, 3.94%
                due 8/15/2031 (f)(j)                                      1,000
      1,750    Kentucky Economic Development Finance
                Authority, Solid Waste Disposal Revenue Bonds
                (Republic Services, Inc.), VRDN, AMT, 4.13%
                due 7/01/2035 (j)                                         1,750
      3,000    Kentucky Rural Water Finance Corporation, Public
                Projects Construction Notes, VRDN, Series A-1,
                3.65% due 4/01/2008 (j)                                   3,000
     56,475    Kentucky State Turnpike Authority, Resource Recovery
                Road Revenue Bonds, FLOATS, VRDN, Series 488,
                3.91% due 7/01/2009 (e)(h)(j)                            56,475
               Louisville and Jefferson Counties, Kentucky,
                Metropolitan Government Health System, Revenue
                Refunding Bonds, ROCS, VRDN (h)(j):
      5,625       Series II-R-651CE, 3.92% due 10/01/2036                 5,625
     17,500       Series II-R-662CE, 3.92% due 10/01/2036                17,500



       Face
     Amount    Municipal Bonds                                         Value

Kentucky (concluded)

$     4,910    Louisville and Jefferson Counties, Kentucky,
                Metropolitan Sewer District, Sewer and Drain
                System Revenue Bonds, FLOATS, VRDN,
                Series 1517, 3.91% due 5/15/2038 (b)(h)(j)          $     4,910
      8,090    Louisville and Jefferson Counties, Kentucky,
                Metropolitan Sewer District, Sewer and Drain
                System, Revenue Refunding Bonds, VRDN,
                Series B, 3.86% due 5/15/2023 (e)(j)                      8,090
     62,691    Public Energy Authority of Kentucky, Inc., Gas Supply
                Revenue Bonds (BP Corporation of North America),
                VRDN, Series A, 3.96% due 8/01/2016 (j)                  62,691
      3,465    Shelby County, Kentucky, Lease Revenue Bonds,
                VRDN, Series A, 3.95% due 9/01/2034 (j)                   3,465

Louisiana--2.4%

     17,700    Ascension Parish, Louisiana, Revenue Bonds (BASF
                Corporation Project), VRDN, AMT, 4.05%
                due 3/01/2025 (j)                                        17,700
     32,900    Calcasieu Parish, Louisiana, IDB, Environmental
                Revenue Bonds (Citgo Petroleum Corp.), VRDN,
                AMT, 4.02% due 7/01/2026 (j)                             32,900
     13,495    Calcasieu Parish, Louisiana, IDB, Environmental
                Revenue Refunding Bonds (Citgo Petroleum Corp.),
                VRDN, AMT, 4.02% due 3/01/2025 (j)                       13,495
               Eagle Tax-Exempt Trust, Louisiana State Gas and
                Fuel Tax Revenue Bonds, VRDN (e)(h)(j):
     27,225       Series 2006-0129, Class A, 3.91%
                  due 5/01/2041 (b)                                      27,225
      4,020       Series 2006-137, Class A, 3.93%
                  due 5/01/2036                                           4,020
      3,625    East Baton Rouge, Louisiana, Mortgage Finance
                Authority, S/F Revenue Bonds, FLOATS, VRDN,
                AMT, Series 996, 3.96% due 6/02/2008 (h)(j)               3,625
               Jefferson Parish, Louisiana, Hospital Service District
                Number 001, Hospital Revenue Bonds, VRDN (j):
     10,000       PUTTERS, Series 522, 3.92%
                  due 12/01/2008 (h)                                     10,000
     25,000       (West Jefferson Medical Center), Series B,
                  3.86% due 1/01/2028 (e)                                25,000
        278    Louisiana HFA, Mortgage Revenue Refunding
                Bonds, FLOATS, VRDN, AMT, Series 1069,
                3.96% due 12/01/2047 (h)(j)                                 278
               Louisiana Local Government Environmental
                Facilities and Community Development Authority,
                Revenue Bonds, VRDN, AMT (j):
      4,000       (BASF Corporation Project), 3.98%
                  due 12/01/2036                                          4,000
      6,000       (Honeywell International Inc. Project),
                  4.04% due 12/01/2037                                    6,000
      7,500    Louisiana Local Government Environmental Facilities
                and Community Development Authority, Revenue
                Refunding Bonds (BASF Corporation Project),
                VRDN, Series B, 3.94% due 12/01/2030 (j)                  7,500
               Louisiana Public Facilities Authority Revenue Bonds,
                VRDN, AMT (j):
      2,850       (Air Products and Chemicals Project), 4.03%
                  due 12/01/2039                                          2,850
      1,315       (Equipment and Capital Facilities Loan Program),
                  Series C, 3.89% due 7/01/2024                           1,315



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Louisiana (concluded)

               Louisiana Public Facilities Authority, Revenue
                Refunding Bonds, VRDN (j):
$     7,600       (Christus Health), Sub-Series C-1, 3.86%
                  due 7/01/2031 (a)                                 $     7,600
      6,550       PUTTERS, Series 1755, 3.92%
                  due 1/01/2015 (g)(h)                                    6,550
      3,235    Louisiana State, GO, MERLOTS, VRDN, Series C-4,
                3.92% due 5/01/2026 (e)(h)(j)                             3,235
     17,600    Louisiana State, Gas and Fuels Tax Revenue Bonds,
                ROCS, VRDN, Series II-R-660, 3.92%
                due 5/01/2041 (b)(h)(j)                                  17,600
     14,452    Louisiana State Municipal Natural Gas Purchasing
                and Distribution Authority Revenue Bonds,
                PUTTERS, VRDN, Series 1411Q, 3.99%
                due 3/15/2014 (h)(j)                                     14,452
      8,790    Morgan Keegan Municipal Products, Inc.,
                East Baton Rouge, Louisiana, Mortgage Finance
                Authority, S/F Revenue Bonds, VRDN, AMT, Series A,
                3.98% due 2/01/2011 (j)                                   8,790
     24,125    Morgan Keegan Municipal Products, Inc., New
                Orleans, Louisiana, Finance Authority, VRDN,
                Series G, 3.98% due 12/01/2041 (j)                       24,125
      8,050    New Orleans, Louisiana, Ernest N. Morial Exhibit
                Hall Authority, Special Tax, ROCS, VRDN,
                Series II-R-4038, 3.95% due 7/15/2023 (a)(h)(j)           8,050
      4,400    South Louisiana Port Commission, Port Revenue
                Refunding Bonds (Occidental Petroleum), VRDN,
                3.80% due 7/01/2018 (j)                                   4,400

Maine--0.3%

               Maine State Housing Authority, Mortgage Purpose
                Revenue Bonds, VRDN, AMT (j):
      7,065       ROCS, Series II-R-10206, 3.93%
                  due 11/15/2016 (h)                                      7,065
      4,000       Series B, 3.75% due 5/15/2008                           4,000
     12,000       Series H, 3.62% due 11/15/2034                         12,000
      7,000    Maine State Housing Authority, Mortgage Purpose
                Revenue Refunding Bonds, VRDN, AMT, Series D,
                3.82% due 7/18/2008 (j)                                   7,000

Maryland--1.7%

     10,000    Anne Arundel County, Maryland, CP, 3.68%
                due 12/06/2007                                           10,000
      4,780    Baltimore County, Maryland, Revenue Refunding
                Bonds (The Paths at Loveton Farms Apartments
                Facility Project), VRDN, 3.82% due 12/01/2021 (j)         4,780
     35,700    Baltimore, Maryland, Port Facilities Revenue Bonds
                (Occidental Petroleum), FLOATS, VRDN, 3.55%
                due 10/14/2011 (h)(j)                                    35,700
     15,000    Howard County, Maryland, CP, 3.66%
                due 11/05/2007                                           15,000
      2,500    Maryland State Community Development
                Administration, Department of Housing and
                Community Development, Residential Revenue
                Bonds, VRDN, AMT, Series R, 3.64%
                due 12/14/2007 (j)                                        2,500
     11,000    Maryland State Community Development
                Administration, Department of Housing and
                Community Development, Residential Revenue
                Refunding Bonds, VRDN, Series Q, 3.59%
                due 12/14/2007 (j)                                       11,000



       Face
     Amount    Municipal Bonds                                         Value

Maryland (concluded)

               Maryland State Economic Development Corporation,
                Revenue Refunding Bonds, VRDN (j):
$    29,000       (Constellation Energy Group Inc. Project),
                  Series A, 3.83% due 4/01/2024                     $    29,000
      7,005       (Garrett Community College), 3.91%
                  due 8/01/2038                                           7,005
               Maryland State Health and Higher Educational
                Facilities Authority Revenue Bonds, VRDN (j):
     14,100       FLOATS, Series 1309, 3.91%
                  due 8/15/2038 (a)(h)                                   14,100
      1,000       (University of Maryland Medical System),
                  Series E, 3.85% due 7/01/2041 (b)                       1,000
     34,350    Maryland State Health and Higher Educational
                Facilities Authority, Revenue Refunding
                Bonds, FLOATS, VRDN, Series 867, 3.91%
                due 7/01/2019 (b)(h)(j)                                  34,350
      4,000    Maryland State Stadium Authority, Lease Revenue
                Refunding Bonds (Baltimore Convention Center),
                VRDN, AMT, 3.88% due 12/15/2014 (j)                       4,000
     13,805    Montgomery County, Maryland, EDR (Riderwood
                Village Inc. Project), Refunding, VRDN, 3.90%
                due 3/01/2034 (j)                                        13,805

Massachusetts--2.0%

      8,000    Bank of America MACON Trust, Massachusetts
                State Health and Educational Facilities Authority
                Revenue Bonds, VRDN, Series 2007-310, 3.93%
                due 6/15/2012 (h)(j)                                      8,000
      7,495    Eagle Tax-Exempt Trust, Massachusetts State Water
                Resources Authority, Revenue Refunding Bonds,
                VRDN, Series 2006-0054 Class A, 3.92%
                due 8/01/2036 (a)(h)(j)                                   7,495
     25,000    Lehman Municipal Trust Receipts, Massachusetts
                State, GO, Refunding, FLOATS, VRDN, Series P62W,
                3.94% due 11/01/2025 (h)(j)                              25,000
     10,500    Massachusetts State, CP, 3.84% due 11/06/2007             10,500
               Massachusetts State Development Finance Agency
                Revenue Bonds, VRDN (j):
     38,435       (Harvard University), Series HH, 3.74%
                  due 7/15/2033                                          38,435
      7,860       (Suffolk University), Series A, 3.90%
                  due 7/01/2035 (k)                                       7,860
     13,000    Massachusetts State, GO, FLOATS, VRDN,
                Series 1798, 3.91% due 5/01/2037 (g)(h)(j)               13,000
      2,660    Massachusetts State, GO, Refunding, VRDN,
                Series A, 3.77% due 9/01/2016 (j)                         2,660
     20,199    Massachusetts State Health and Educational
                Facilities Authority, CP (Harvard University),
                3.60% due 11/06/2007                                     20,199
     50,000    Massachusetts State Health and Educational
                Facilities Authority Revenue Bonds (Massachusetts
                Institute of Technology), VRDN, Series J-2, 3.74%
                due 7/01/2031 (j)                                        50,000
      8,735    Massachusetts State School Building Authority,
                Dedicated Sales Tax Revenue Bonds, FLOATS,
                VRDN, Series 1690, 3.91% due 8/15/2037 (a)(h)(j)          8,735
      9,920    Massachusetts State Special Obligation and
                Dedicated Tax Revenue Bonds, MERLOTS, VRDN,
                Series B19, 3.92% due 1/01/2028 (b)(h)(j)                 9,920
      2,690    Plymouth, Massachusetts, GO, BAN, 4.15%
                due 12/06/2007                                            2,693



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Massachusetts (concluded)

$     8,415    Route 3 North Transit Improvement Association,
                Massachusetts, Lease Revenue Bonds,
                ROCS, VRDN, Series II-R-10099, 3.90%
                due 6/15/2010 (f)(h)(j)                             $     8,415

Michigan--3.9%

      5,100    Bank of America MACON Trust, Detroit, Michigan,
                City School District, GO, Refunding, VRDN, Series J,
                3.92% due 5/01/2028 (e)(h)(j)                             5,100
      4,615    Detroit, Michigan, City School District, GO, VRDN,
                 Series A, 3.92% due 5/01/2029 (e)(j)                     4,615
     17,500    Detroit, Michigan, Sewer Disposal Revenue
                Bonds, Second Lien, VRDN, Series E, 3.74%
                due 7/10/2008 (b)(j)                                     17,500
     19,700    Detroit, Michigan, Sewer Disposal, Senior Lien
                Revenue Refunding Bonds, VRDN, Series C-1,
                3.78% due 7/01/2027 (e)(j)                               19,700
     20,890    Detroit, Michigan, Water Supply System, Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-665PB,
                3.93% due 7/01/2033 (f)(h)(j)                            20,890
      6,900    Eagle Tax-Exempt Trust, Grand Rapids, Michigan,
                Sanitation Sewer System, VRDN, Series 98-2201,
                3.93% due 1/01/2022 (b)(h)(j)                             6,900
      7,100    Eagle Tax-Exempt Trust, Michigan State Building
                Authority, Revenue Refunding Bonds,
                VRDN, Series 2006-156, Class A, 3.93%
                due 10/15/2036 (b)(h)(j)                                  7,100
     19,400    Kent Hospital Finance Authority, Michigan,
                Revenue Refunding Bonds (Spectrum Health),
                VRDN, Series B-2, 3.86% due 1/15/2047 (b)(j)             19,400
      4,100    Michigan Higher Education Facilities Authority,
                Limited Obligation Revenue Refunding Bonds
                (University of Detroit), VRDN, 3.95%
                due 11/01/2036 (j)                                        4,100
     35,000    Michigan Municipal Bond Authority Revenue
                Notes, Series B-2, 4.50% due 8/20/2008                   35,247
               Michigan State Building Authority, Revenue
                Refunding Bonds, ROCS, VRDN (h)(j):
      4,955       Series II-R-550, 3.92% due 10/15/2024 (a)(f)            4,955
      4,245       Series II-R-2064, 3.92% due 10/15/2021 (f)              4,245
      9,485       Series II-R-717PB, 3.93% due 10/15/2036 (b)             9,485
               Michigan State Hospital Finance Authority
                Revenue Bonds, VRDN (j):
     82,000       (Ascension Health), Series B-1, 3.78%
                  due 11/15/2033                                         82,000
     18,500       ROCS, Series II-R-10012, 3.918%
                  due 11/01/2038 (h)                                     18,500
               Michigan State Hospital Finance Authority, Revenue
                Refunding Bonds, VRDN (j):
     39,700       (Ascension Health), 3.78%
                  due 11/15/2033                                         39,700
     22,000       MERLOTS, Series K, 3.92%
                  due 11/15/2023 (f)(h)                                  22,000
     10,000    Michigan State Revenue Bonds, PUTTERS, VRDN,
                Series 2096, 3.75% due 9/15/2017 (e)(h)(j)               10,000
      2,940    Michigan State Strategic Fund, Limited Obligation
                Revenue Bonds (Russell Investment Co. LLC
                Project), VRDN, AMT, 3.90% due 11/01/2031 (j)             2,940
      5,615    Michigan State Strategic Fund, Limited Obligation
                Revenue Refunding Bonds (Dow Chemical Project),
                VRDN, Series B-1, 4.10% due 6/01/2014 (j)                 5,615



       Face
     Amount    Municipal Bonds                                         Value

Michigan (concluded)

$     5,600    Michigan State University, General Revenue
                Bonds, VRDN, 3.77% due 2/15/2034 (j)                $     5,600
      7,500    Michigan State University, General Revenue
                Refunding Bonds, VRDN, Series A, 3.77%
                due 2/15/2033 (j)                                         7,500
      4,000    Oakland County, Michigan, Economic Development
                Corporation, Limited Obligation Revenue Bonds
                (Marian High School Inc. Project), VRDN, 3.91%
                due 5/01/2037 (j)                                         4,000
     10,000    RBC Municipal Products, Inc., Detroit, Michigan,
                Water Supply System Revenue Bonds, FLOATS,
                VRDN, Series I-18, 3.91% due 7/01/2014 (e)(h)(j)         10,000
               Royal Oak, Michigan, Hospital Finance Authority,
                Hospital Revenue Refunding Bonds (William
                Beaumont Hospital), VRDN (a)(j):
        365       Series T, 3.94% due 1/01/2020                             365
      3,365       Series U, 3.93% due 1/01/2020                           3,365
     31,000    University of Michigan, University Hospital
                Revenue Bonds, VRDN, Series A, 3.80%
                due 12/01/2027 (j)                                       31,000
      4,000    University of Michigan, University Hospital Revenue
                Refunding Bonds, VRDN, Series B, 3.85%
                due 12/01/2037 (j)                                        4,000
      3,545    Whitmore Lake, Michigan, Public School District,
                GO, ROCS, VRDN, Series II-R-4515 3.92%
                due 5/01/2023 (h)(j)                                      3,545


Minnesota--1.5%

     16,005    Duluth, Minnesota, EDA, Health Care Facilities,
                Revenue Refunding Bonds, FLOATS, VRDN,
                Series 895, 3.91% due 2/15/2020 (a)(h)(j)                16,005
      3,708    Hennepin County, Minnesota, Sales Tax Revenue
                Bonds, FLOATS, VRDN, Series 1809, 3.91%
                due 12/15/2037 (h)(j)                                     3,708
         30    Minneapolis and Saint Paul, Minnesota,
                Metropolitan Airports Commission, Airport
                Revenue Bonds, FLOATS, VRDN, Series 2007-1G,
                3.91% due 1/01/2032 (a)(h)(j)                                30
     13,955    Minneapolis, Minnesota, Health Care System,
                Revenue Refunding Bonds (Fairview Health
                Services Project), VRDN, Series B, 3.85%
                due 11/15/2029 (a)(j)                                    13,955
     12,000    Minnesota Rural Water Finance Authority, Public
                Projects Construction Revenue Notes,
                4.50% due 7/01/2008                                      12,066
      1,675    Minnesota State, GO, ROCS, VRDN, Series II-R-4065,
                3.92% due 8/01/2023 (h)(j)                                1,675
      6,300    Municipal Securities Trust Certificates, Minneapolis
                and Saint Paul, Minnesota, Metropolitan Airports
                Commission, Airport Revenue Bonds, VRDN,
                Series 2007-292, Class A, 3.92%
                due 12/23/2014 (a)(h)(j)                                  6,300
               Rochester, Minnesota, Healthcare, CP:
     33,200       3.73% due 10/11/2007                                   33,200
     33,300       3.77% due 10/11/2007                                   33,300
     32,250       3.65% due 10/15/2007                                   32,250



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Mississippi--1.7%

$    15,000    Mississippi Business Finance Corporation,
                Gulf Opportunity Zone, IDR (SG Resources
                Mississippi LLC), VRDN, 3.87%
                due 5/01/2032 (j)                                   $    15,000
     54,072    Mississippi Development Bank, Special Obligation
                Revenue Bonds (Municipal Gas Authority of
                Mississippi--Natural Gas Supply Project),
                VRDN, 3.87% due 7/01/2015 (j)                            54,072
     89,191    Mississippi Home Corporation, S/F Revenue Bonds,
                FLOATS, VRDN, AMT, Series 1212, 3.96%
                due 12/01/2008 (h)(j)                                    89,191
     18,080    Mississippi State, Capital Improvement, GO, VRDN,
                3.80% due 9/01/2025 (j)                                  18,080
      5,860    University of Mississippi Educational Building
                Corporation Revenue Bonds (The University of
                Mississippi Medical Center Pediatric and Research
                Facilities Project), VRDN, 3.87%
                due 6/01/2034 (a)(j)                                      5,860

Missouri--0.5%

      4,635    Jackson County, Missouri, Special Obligation
                Revenue Bonds, ROCS, VRDN, Series II-R-9013,
                3.92% due 12/01/2029 (a)(h)(j)                            4,635
      5,220    Lehman Municipal Trust Receipts, St. Louis, Missouri,
                IDA, M/F Housing Revenue Bonds, FLOATS,
                VRDN, AMT, Series 2006-K50, 4.06%
                due 12/20/2044 (h)(j)(o)                                  5,220
     12,900    Missouri Development Finance Board, Cultural
                Facilities Revenue Bonds (The Kauffman Center
                for the Performing Arts), VRDN, Series A, 4.10%
                due 6/01/2037 (j)                                        12,900
      3,160    Missouri-Illinois Bi-State Development Agency,
                Subordinate Mass Transit Revenue Bonds
                (Metrolink Cross County Extension Project),
                VRDN, Series A, 3.85% due 10/01/2035 (j)                  3,160
      5,750    Missouri Joint Municipal Electric Utility Commission,
                Power Project Revenue Bonds, ROCS, VRDN,
                Series II-R-620PB, 3.93% due 1/01/2034 (a)(h)(j)          5,750
      4,200    Missouri State Health and Educational Facilities
                Authority, Educational Facilities Revenue Refunding
                Bonds (The Washington University), VRDN, Series B,
                3.95% due 9/01/2030 (j)                                   4,200
      5,950    Missouri State Health and Educational Facilities
                Authority, Health Facilities Revenue Bonds (BJC
                Health System), VRDN, Series B, 3.95%
                due 5/15/2034 (f)(j)                                      5,950
      6,000    Palmyra, Missouri, IDA, Solid Waste Disposal
                Revenue Bonds (BASF Corporation Project),
                VRDN, AMT, 3.98% due 12/01/2022 (j)                       6,000

Multi-State--0.3%

     23,320    BB&T Municipal Trust, Multi-State Revenue Bonds,
                FLOATS, VRDN, Series 1001, 3.93%
                due 8/15/2026 (h)(j)                                     23,320
      3,371    Clipper Tax-Exempt Certificates Trust, Multi-State
                Revenue Bonds, VRDN, AMT, Series 2007-19,
                3.96% due 6/01/2011 (h)(j)(m)                             3,371
      6,120    UBS Municipal CRVS Trust, Multi-State, GO,
                FLOATS, VRDN, Series 07-GM01, 3.94%
                due 12/01/2031 (h)(j)                                     6,120



       Face
     Amount    Municipal Bonds                                         Value

Nebraska--2.0%

               American Public Energy Agency, Nebraska, Gas
                Supply Revenue Bonds, VRDN (j):
$    87,625       (National Public Gas Agency Project),
                  Series B, 3.84% due 2/01/2014                     $    87,625
     32,998       Series A, 3.87% due 12/01/2015                         32,998
      9,720    Central Plains Energy Project, Nebraska, Revenue
                Bonds (Gas Project Number 1), VRDN, Series A,
                5% due 12/01/2007 (j)                                     9,741
      2,000    Eagle Tax-Exempt Trust, Nebraska Public Power
                District Revenue Bonds, VRDN, Series 2004-1016,
                Class A, 3.93% due 1/01/2035 (a)(h)(j)                    2,000
     16,995    Eagle Tax-Exempt Trust, Nebraska Public Power
                District, Revenue Refunding Bonds, VRDN,
                Series 2007-0013, Class A, 3.91%
                due 1/01/2031 (b)(h)(j)                                  16,995
      5,950    Eclipse Funding Trust, Solar Eclipse Certificates,
                Omaha, Nebraska, Public Power District Revenue
                Bonds, VRDN, Series 2006-0025, 3.91%
                due 2/01/2036 (a)(h)(j)                                   5,950
     19,300    Lincoln, Nebraska, Electric System, CP, 3.72%
                due 10/01/2007                                           19,300
      4,335    Municipal Energy Agency of Nebraska, Power
                Supply System Revenue Bonds, ROCS, VRDN,
                Series II-R-2051, 3.92% due 4/01/2022 (e)(h)(j)           4,335
     13,000    Nebraska Public Power District, CP, 3.72%
                due 10/01/2007                                           13,000
     14,120    Omaha Public Power District, Nebraska, Electric
                System Revenue Bonds, ROCS, VRDN,
                Series II-R-9031, 3.92% due 2/01/2039 (h)(j)             14,120

Nevada--0.9%

     29,185    ABN AMRO MuniTops Certificates Trust, Clark
                County, Nevada, Airport Revenue Bonds, VRDN,
                Series 1999-15, 3.92% due 1/02/2008 (f)(h)(j)            29,185
      6,925    Clark County, Nevada, Airport System Subordinate
                Lien, Revenue Refunding Bonds, VRDN, Series C,
                3.87% due 7/01/2029 (b)(j)                                6,925
      4,680    Clark County, Nevada, School District, GO,
                PUTTERS, VRDN, Series 1429, 3.92%
                due 12/15/2013 (e)(h)(j)                                  4,680
     18,965    Eagle Tax-Exempt Trust, Clark County, Nevada,
                GO, Refunding, VRDN, Series 2007-0011,
                Class A, 3.91% due 11/01/2030 (a)(h)(j)                  18,965
      9,020    Las Vegas Valley, Nevada, Water District, GO,
                Refunding, MERLOTS, VRDN, Series B 10,
                3.92% due 6/01/2024 (f)(h)(j)                             9,020
      5,850    Nevada State Department of Business and Industry,
                Solid Waste Disposal Revenue Bonds (Republic
                Services Inc. Project), VRDN, AMT, 4.25%
                due 12/01/2034 (j)                                        5,850
               Truckee Meadows, Nevada, Water Authority, Water
                Revenue Refunding Bonds, VRDN (e)(h)(j):
      5,895       FLOATS, Series 51TP, 3.90% due 7/01/2030                5,895
      9,330       ROCS, Series II-R-6078, 3.92% due 1/01/2027             9,330
      7,175    Washoe County, Nevada, School District, GO,
                ROCS, VRDN, Series II-R-2012, 3.92%
                due 6/01/2020 (b)(h)(j)                                   7,175



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

New Hampshire--0.8%

$    10,550    Eclipse Funding Trust, Solar Eclipse Certificates,
                New Hampshire Health and Educational
                Facilities Authority Revenue Bonds,
                VRDN, Series 2007-0018, 3.82%
                due 7/01/2036 (a)(h)(j)                             $    10,550
     10,360    New Hampshire Health and Educational Facilities
                Authority, Revenue Refunding Bonds (Dartmouth
                Hitchcock Obligation), VRDN, Series A, 3.82%
                due 8/01/2031 (e)(j)                                     10,360
               New Hampshire Higher Educational and Health
                Facilities Authority, Revenue Refunding Bonds,
                FLOATS, VRDN (b)(h)(j):
      4,782       Series 772, 3.91% due 1/01/2017                         4,782
     50,185       Series 866, 3.84% due 8/15/2021                        50,185
      7,415    New Hampshire State Business Finance Authority,
                Resource Recovery Revenue Refunding Bonds
                (Wheelabrator), VRDN, Series A, 3.88%
                due 1/01/2018 (j)                                         7,415

New Jersey--0.5%

     11,840    Municipal Securities Trust Certificates, New Jersey
                State Transportation Trust Fund Authority,
                Transportation System Revenue Bonds, VRDN,
                Series 2006-3013, Class A, 3.92%
                due 11/05/2026 (b)(h)(j)(m)                              11,840
     10,955    New Jersey EDA, Revenue Refunding Bonds
                (Presbyterian Homes), VRDN, Series B, 3.84%
                due 4/01/2016 (j)                                        10,955
      6,115    New Jersey Health Care Facilities Financing
                Authority Revenue Bonds, FLOATS, VRDN,
                Series 702, 3.89% due 7/01/2014 (f)(h)(j)                 6,115
     27,785    New Jersey State Turnpike Authority, Turnpike
                Revenue Bonds, VRDN, Series C-2, 3.75%
                due 1/01/2024 (e)(j)                                     27,785

New Mexico--0.3%

     14,505    Eclipse Funding Trust, Solar Eclipse Certificates,
                Rio Rancho, New Mexico, Water and Waste Water
                Revenue Bonds, VRDN, Series 2006-0019, 3.91%
                due 5/15/2032 (f)(h)(j)                                  14,505
      7,325    New Mexico Finance Authority, Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-7509, 3.92%
                due 6/15/2023 (a)(h)(j)                                   7,325
      8,332    New Mexico Mortgage Finance Authority Revenue
                Bonds, FLOATS, VRDN, AMT, Series 56TP, 3.93%
                due 3/01/2042 (h)(j)                                      8,332

New York--4.4%

     75,000    Albany, New York, City School District, GO,
                Refunding, BAN, 4.25% due 6/27/2008                      75,286
     13,995    Municipal Securities Trust Certificates, New York
                City, New York, City Transitional Finance Authority
                Revenue Bonds, VRDN, Series 2002-202, Class A,
                3.88% due 10/21/2010 (b)(h)(j)(m)                        13,995
     18,000    New York City, New York, City Housing Development
                Corporation, M/F Mortgage Revenue Bonds
                (20 Exchange Place Project), VRDN, Series A,
                3.90% due 6/01/2039 (j)                                  18,000
     13,000    New York City, New York, City Housing Development
                Corporation, M/F Rental Housing Revenue Bonds
                (Brittany Development), VRDN, AMT, Series A,
                3.90% due 6/15/2029 (d)(j)                               13,000



       Face
     Amount    Municipal Bonds                                         Value

New York (concluded)

$    24,000    New York City, New York, City IDA, Liberty
                Bonds (One Bryant Park LLC Project), Revenue
                VRDN, Series A, 3.86% due 11/01/2039 (j)            $    24,000
     25,000    New York City, New York, City Municipal Water
                Finance Authority, CP, 3.63% due 12/13/2007              25,000
        970    New York City, New York, City Municipal Water
                Finance Authority, Water and Sewer System,
                Second General Resolution Revenue Refunding
                Bonds, Series AA-1, 3.84% due 6/15/2032                     970
               New York City, New York, City Transitional Finance
                Authority Revenue Bonds (New York City Recovery),
                VRDN (j):
     11,015       Series 1, Sub-Series 1-B, 3.80%
                  due 11/01/2022                                         11,015
     19,585       Series 3, Sub-Series 3-G, 3.77%
                  due 11/01/2022                                         19,585
      7,700    New York City, New York, City Transitional Finance
                Authority Revenue Bonds, VRDN, Sub-Series 2-B,
                3.80% due 11/01/2022 (j)                                  7,700
     11,500    New York City, New York, City Transitional Finance
                Authority, Special Tax Revenue Refunding Bonds,
                VRDN, Series C, 3.77% due 2/01/2032 (j)                  11,500
     25,000    New York City, New York, GO, ROCS, VRDN,
                Series II-R-251A, 3.93% due 12/15/2033 (h)(j)            25,000
     16,840    New York City, New York, GO, VRDN, Series F-4,
                3.83% due 2/15/2020 (j)                                  16,840
      5,685    New York City, New York, Sales Tax Asset
                Receivable Corporation Revenue Bonds,
                ROCS, VRDN, Series II-R-6084, 3.91%
                due 10/01/2023 (f)(h)(j)                                  5,685
      2,800    New York State, HFA, Housing Revenue Bonds
                (363 West 30th Street), VRDN, AMT, Series A,
                3.90% due 11/01/2032 (c)(j)                               2,800
      6,500    New York State, HFA, Service Contract Revenue
                Refunding Bonds, VRDN, Series G, 3.88%
                due 3/15/2028 (j)                                         6,500
     11,063    New York State Thruway Authority, Highway and
                Bridge Trust Fund, Revenue Refunding Bonds,
                FLOATS, VRDN, Series 1611, 3.90%
                due 4/01/2025 (a)(h)(j)                                  11,063
     10,955    New York State Thruway Authority, State Personal
                Income Tax, Revenue Refunding Bonds, FLOATS,
                VRDN, Series 1194, 3.90% due 3/15/2023 (e)(h)(j)         10,955
      4,500    Rochester, New York, CP, 3.65% due 10/15/2007              4,500
     35,000    Rockland County, New York, GO, TAN, 4%
                due 12/20/2007                                           35,015
      3,955    Tobacco Settlement Financing Corporation of
                New York Revenue Bonds, FLOATS, VRDN,
                Series 1457, 3.95% due 6/01/2022 (h)(j)                   3,955
               Triborough Bridge and Tunnel Authority, New York,
                General Purpose Revenue Bonds, VRDN (j):
     46,280       Series A, 3.77% due 11/01/2035                         46,280
     18,570       Series B, 3.80% due 1/01/2033                          18,570
     55,705    Triborough Bridge and Tunnel Authority, New York,
                General Revenue Refunding Bonds, VRDN,
                Sub-Series B-4, 3.74% due 1/01/2032 (j)                  55,705



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

North Carolina--4.6%

$     7,500    Charlotte-Mecklenburg Hospital Authority,
                North Carolina, Health Care System Revenue
                Refunding Bonds (Carolinas Healthcare System),
                VRDN, Series B, 3.93% due 1/15/2026 (j)             $     7,500
     10,650    Charlotte-Mecklenburg, North Carolina, Hospital
                Authority Revenue Bonds (Health Care System),
                VRDN, Series C, 3.82% due 1/15/2026 (j)                  10,650
     37,325    Charlotte, North Carolina, Water and Sewer System
                Revenue Bonds, VRDN, Series B, 3.84%
                due 7/01/2036 (j)                                        37,325
     10,890    Eagle Tax-Exempt Trust, North Carolina Capital
                Facilities Finance Agency, Revenue Refunding
                Bonds, VRDN, Series 2007-0015, Class A,
                3.91% due 7/01/2042 (h)(j)                               10,890
      4,800    Lee County, North Carolina, Industrial Facilities
                and Pollution Control Financing Authority, IDR
                (Arden Corporation Project), VRDN, AMT,
                4.02% due 8/01/2034 (j)                                   4,800
               Mecklenburg County, North Carolina, VRDN (j):
     23,530       COP, 3.84% due 2/01/2025                               23,530
     25,205       COP, 3.84% due 2/01/2026                               25,205
     21,010       GO, Series A, 3.84% due 2/01/2026                      21,010
     19,995    Municipal Securities Trust Certificates, North
                Carolina Eastern Municipal Power Agency, GO,
                Refunding, VRDN, Series 2002-201, Class A,
                3.92% due 4/12/2017 (h)(j)                               19,995
      4,025    North Carolina Eastern Municipal Power Agency,
                Power System Revenue Bonds, MERLOTS, VRDN,
                Series A22, 3.92% due 1/01/2024 (h)(j)                    4,025
               North Carolina HFA, Home Ownership Revenue
                Bonds, VRDN, AMT (j):
      3,200       MERLOTS, Series B12, 3.97%
                  due 7/01/2037 (h)                                       3,200
      3,000       Series 18-C, 3.88% due 1/01/2035                        3,000
     51,450    North Carolina Medical Care Commission, Health
                Care Facilities Revenue Bonds (Novant Health Inc.),
                VRDN, Series A, 3.87% due 11/01/2034 (j)                 51,450
               North Carolina Medical Care Commission, Health
                Care Facilities, Revenue Refunding Bonds (Duke
                University Health System), VRDN (j):
     22,400       Series B, 3.86% due 6/01/2028                          22,400
     10,400       Series C, 3.86% due 6/01/2028                          10,400
               North Carolina Medical Care Commission, Hospital
                Revenue Bonds, VRDN (j):
     33,650       (Moses H. Cone Memorial Health System),
                  Series A, 3.84% due 10/01/2035                         33,650
     26,500       (Moses H. Cone Memorial Health System),
                  Series B, 3.84% due 10/01/2035                         26,500
     15,000       (Pooled Equipment Financing Project), ACES,
                  3.80% due 12/01/2025 (f)                               15,000
               North Carolina Medical Care Commission, Hospital
                Revenue Refunding Bonds, VRDN (j):
     23,550       (Duke University Hospital Project), 3.84%
                  due 6/01/2023                                          23,550
     15,700       (Northeast Medical Center Project), Series B,
                  3.87% due 11/01/2032                                   15,700
      4,500    North Carolina State, GO, MERLOTS, VRDN,
                Series A23, 3.92% due 3/01/2027 (h)(j)                    4,500
     44,185    North Carolina State, GO, Refunding, VRDN, Series E,
                3.85% due 6/01/2019 (j)                                  44,185



       Face
     Amount    Municipal Bonds                                         Value

North Carolina (concluded)

$     8,000    North Carolina State University-Raleigh, North
                Carolina, Revenue Refunding Bonds, VRDN,
                Series B, 3.75% due 10/01/2027 (j)                  $     8,000
      6,400    Raleigh, North Carolina, Combined Enterprise
                System Revenue Bonds, ROCS, VRDN,
                Series II-R-645, 3.92% due 3/01/2036 (h)(j)               6,400
     45,250    Wake County, North Carolina, GO, VRDN, Series A,
                3.84% due 4/01/2019 (j)                                  45,250
      3,100    Wake County, North Carolina, Industrial Facilities
                and Pollution Control Financing Authority
                Revenue Bonds (Solid Waste Disposal-Highway 55),
                VRDN, AMT, 3.96% due 9/01/2013 (j)                        3,100

Ohio--1.8%

      2,000    Ashland, Ohio, Various Purpose Improvement
                Notes, GO, 4.25% due 5/22/2008                            2,007
      1,500    Avon, Ohio, BAN, 3.95% due 5/29/2008                       1,502
      1,500    Berea, Ohio, BAN (Municipal Court Construction),
                4% due 7/03/2008                                          1,503
        975    Brecksville, Ohio, BAN, 4% due 7/03/2008                     977
      2,285    Brookville, Ohio, GO, BAN, 4.25%
                due 4/25/2008                                             2,292
      1,930    Brunswick, Ohio, Special Assessment Improvement,
                BAN, 3.90% due 4/03/2008                                  1,932
     30,000    Cleveland, Ohio, Water Revenue Refunding Bonds,
                VRDN, Series M, 3.83% due 1/01/2033 (e)(j)               30,000
      5,500    Columbus, Ohio, City School District, GO, TOCS,
                VRDN, Series H, 3.86% due 10/11/2012 (e)(h)(j)            5,500
               Dayton-Montgomery County Port Authority, Ohio,
                Special Airport Facilities Revenue Bonds
                (Wilmington Air Park LLC), VRDN, AMT (j):
     11,000       Series B, 4.05% due 2/01/2037                          11,000
      8,000       Series C, 4.05% due 2/01/2037                           8,000
      2,840    Dover, Ohio, Municipal Electric System Improvement
                Notes, GO, 4.25% due 6/05/2008                            2,850
      1,500    Franklin County, Ohio, Hospital Revenue Refunding
                Bonds (The Children's Hospital Project), VRDN,
                Series B, 3.93% due 5/01/2029 (b)(j)                      1,500
      1,623    Franklin, Ohio, GO, BAN, 3.67% due 3/12/2008               1,623
      2,000    Greater Cleveland Regional Transit Authority, Ohio,
                RAN, 4.05% due 10/17/2007                                 2,000
      8,875    Hamilton County, Ohio, Student Housing Revenue
                Bonds (Block 3 Community Urban Redevelopment
                Corporation Project), VRDN, 3.90%
                due 8/01/2036 (j)                                         8,875
      1,770    Hudson, Ohio, City School District, Energy
                Conservation, GO, BAN, 4% due 3/13/2008                   1,772
      3,755    Licking County, Ohio, GO (Buckeye Lake Project),
                BAN, 4.25% due 11/28/2007                                 3,759
      3,000    Mahoning County, Ohio, Hospital Facilities
                Revenue Bonds (Mahoning Valley Hospital, Inc.
                Project), VRDN, 4% due 12/01/2033 (j)                     3,000
      3,370    Marysville, Ohio, GO, BAN, 4.125%
                due 6/05/2008                                             3,380
      2,370    Municipal Securities Trust Certificates, Princeton,
                Ohio, City School District, GO, VRDN,
                Series SGB 50-A, 3.91% due 12/01/2030 (f)(h)(j)           2,370
        780    North Olmsted, Ohio, Capital Improvement and
                Equipment, BAN, 3.90% due 4/03/2008                         781
      5,000    North Royalton, Ohio, Various Purpose Improvement,
                BAN, 3.90% due 2/28/2008                                  5,004



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Ohio (concluded)

$     2,150    Oakwood, Ohio, Capital Facilities, GO, BAN, 4%
                due 3/13/2008                                       $     2,153
               Ohio State Air Quality Development Authority,
                Revenue Refunding Bonds (Cincinnati Gas and
                Electric), VRDN (j):
      7,900       Series A, 4.10% due 9/01/2030                           7,900
     16,300       Series B, 4.10% due 9/01/2030                          16,300
     22,890    Ohio State, GO, Common Schools, VRDN, Series A,
                3.83% due 3/15/2025 (j)                                  22,890
     10,200    Ohio State, GO, Refunding, VRDN, Series D, 3.80%
                due 2/01/2019 (j)                                        10,200
      2,500    Ohio State Solid Waste Revenue Bonds (Republic
                Services, Inc. Project), VRDN, AMT, 4.13%
                due 11/01/2035 (j)                                        2,500
               Ohio State, GO, VRDN (h)(j):
      5,670       PUTTERS, Series 2127, 3.85% due 3/01/2015               5,670
      4,500       ROCS, Series II-R-9144, 3.85% due 3/01/2017             4,500
      3,195    Pepper Pike, Ohio, BAN, Series 2007-1, 4.25%
                due 10/02/2007                                            3,195
        775    Pickerington, Ohio, Sanitation and Sewer System,
                GO, BAN, 4.15% due 3/05/2008                                776
      3,000    Richland County, Ohio, Correctional Facilities,
                GO, BAN, 4.50% due 2/21/2008                              3,009
      2,630    Shaker Heights, Ohio, GO, Refunding, VRDN,
                4% due 11/01/2007 (j)                                     2,630
      1,000    Wickliffe, Ohio, Capital Improvement, GO, BAN,
                4.25% due 12/06/2007                                      1,001

Oklahoma--1.0%

      2,728    Comanche County, Oklahoma, Home Finance
                Authority, S/F Mortgage Revenue Bonds, VRDN,
                Series A, 4.13% due 12/01/2037 (j)                        2,728
      8,005    Morgan Keegan Municipal Products, Inc., Tulsa
                County, Oklahoma, Home Finance Authority,
                S/F Mortgage Revenue Bonds, VRDN, AMT,
                Series E, 3.98% due 12/01/2041 (j)                        8,005
      2,500    Oklahoma State Development Finance Authority
                Revenue Bonds (ConocoPhillips Company Project),
                VRDN, AMT, Series B, 4.05% due 8/01/2037 (j)              2,500
     13,205    Oklahoma State Municipal Power Authority, Power
                Supply System Revenue Bonds, PUTTERS, VRDN,
                Series 1904, 3.92% due 1/01/2015 (b)(h)(j)               13,205
     43,745    Oklahoma State Student Loan Authority Revenue
                Bonds, VRDN, AMT, Series A, 3.91%
                due 12/01/2034 (f)(j)                                    43,745
               Oklahoma State Turnpike Authority, Second Senior
               Revenue Refunding Bonds, VRDN (j)(n):
     27,810       Series C, 3.83% due 1/01/2028                          27,810
     10,000       Series E, 3.80% due 1/01/2028                          10,000
        800    Tulsa County, Oklahoma, Industrial Authority,
                First Mortgage Revenue Bonds (Montercau),
                VRDN, Series A, 3.92% due 7/01/2032 (j)                     800

Oregon--0.2%

     11,730    ABN AMRO MuniTops Certificates Trust, Portland,
                Oregon, GO, VRDN, Series 2001-4, 3.93%
                due 6/01/2009 (f)(h)(j)                                  11,730
      9,175    Clackamas County, Oregon, Hospital Facility
                Authority Revenue Bonds (Legacy Health System),
                VRDN, 3.87% due 2/15/2030 (j)                             9,175



       Face
     Amount    Municipal Bonds                                         Value

Pennsylvania--3.2%

               Allegheny County, Pennsylvania, Hospital
                Development Authority Revenue Bonds,
                VRDN (j):
$    27,165       PUTTERS, Series 1281, 3.92%
                  due 1/15/2011 (b)(h)                              $    27,165
      6,907       (University of Pittsburgh Medical Center),
                  Series B-1, 3.97% due 12/01/2016                        6,907
     25,000    Delaware Valley Regional Finance Authority,
                Pennsylvania, Local Government Revenue Bonds,
                VRDN, Series D, 3.89% due 12/01/2020 (j)                 25,000
     13,200    Emmaus, Pennsylvania, General Authority Revenue
                Bonds (Pennsylvania Loan Program), VRDN, Series A,
                3.87% due 3/01/2030 (e)(j)                               13,200
      9,897    Erie County, Pennsylvania, Hospital Authority
                Revenue Bonds, FLOATS, VRDN, Series 820,
                3.91% due 7/01/2022 (f)(h)(j)                             9,897
      4,990    Mount Lebanon, Pennsylvania, School District, GO,
                MERLOTS, VRDN, Series B19, 3.92%
                due 2/15/2027 (f)(h)(j)                                   4,990
      3,800    New Garden General Authority, Pennsylvania,
                Revenue Bonds (Municipal Pooled Financing
                Program II), VRDN, 3.83% due 12/01/2033 (e)(j)            3,800
     16,320    Northampton County, Pennsylvania, Higher
                Education Authority Revenue Bonds (Lehigh
                University), VRDN, Series A, 3.83%
                due 11/15/2021 (j)                                       16,320
      6,700    Pennsylvania Economic Development Financing
                Authority, Wastewater Treatment Revenue
                Refunding Bonds (Sunoco Inc.--R & M Project),
                VRDN, AMT, Series B, 4.08% due 10/01/2034 (j)             6,700
               Pennsylvania HFA, S/F Mortgage Revenue Bonds,
                VRDN, AMT (j):
      9,640       Series 86B, 3.90% due 4/01/2035                         9,640
      6,300       Series 89, 3.90% due 10/01/2035                         6,300
     15,085    Pennsylvania State Turnpike Commission, Turnpike
                Revenue Bonds, FLOATS, VRDN, Series 1402,
                3.91% due 12/01/2024 (a)(h)(j)                           15,085
               Pennsylvania State Turnpike Commission, Turnpike
                Revenue Refunding Bonds, VRDN (j):
     11,425       Series B, 3.86% due 12/01/2012                         11,425
      7,900       Series U, 3.83% due 12/01/2019                          7,900
     20,000    Philadelphia, Pennsylvania, Gas Works, CP, 3.83%
                due 10/04/2007                                           20,000
      8,000    Philadelphia, Pennsylvania, Gas Works Revenue
                Refunding Bonds, VRDN, Series 6, 3.85%
                due 8/01/2031 (e)(j)                                      8,000
     19,750    Philadelphia, Pennsylvania, School District, GO,
                TRAN, Series A, 4.50% due 6/27/2008                      19,861
     18,565    Philadelphia, Pennsylvania, Water and Wastewater
                Revenue Refunding Bonds, VRDN, Series B,
                3.86% due 8/01/2018 (e)(j)                               18,565
     30,000    Saint Mary Hospital Authority of Bucks County,
                Pennsylvania, Revenue Bonds (Catholic
                Health Initiatives), VRDN, Series C, 3.77%
                due 5/01/2044 (j)                                        30,000
     12,300    Southcentral General Authority, Pennsylvania,
                Revenue Refunding Bonds (Wellspan Health--
                York Hospital), VRDN, Series A, 3.86%
                due 6/07/2023 (a)(j)                                     12,300



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Pennsylvania (concluded)

               University of Pittsburgh, Pennsylvania, The Common-
                wealth System of Higher Education, Revenue
                Bonds (University Capital Project), VRDN (j):
$    11,600       Series A, 3.85% due 9/15/2039                     $    11,600
     22,000       Series C, 3.75% due 9/15/2035                          22,000
               University of Pittsburgh, Pennsylvania, The
                Commonwealth System of Higher Education,
                Revenue Refunding Bonds (University Capital
                Project), VRDN, Series A (j):
      6,000       3.85% due 9/15/2015                                     6,000
     10,300       3.85% due 9/15/2022                                    10,300
      8,000    Washington County, Pennsylvania, Authority
                Revenue Refunding Bonds (University of
                Pennsylvania), VRDN, 3.80% due 7/01/2034 (j)              8,000

Rhode Island--0.6%

     13,965    Narragansett Bay Commission, Rhode Island,
                Wastewater System Revenue Bonds,
                ROCS, VRDN, Series II-R-780PB, 3.93%
                due 2/01/2032 (f)(h)(j)                                  13,965
      5,345    Rhode Island Housing and Mortgage Finance
                Corporation Revenue Bonds, ROCS, VRDN,
                Series II-R-599, 3.92% due 4/01/2033 (h)(j)               5,345
               Rhode Island State and Providence Plantations, GO,
                FLOATS, VRDN (h)(j):
     25,965       Series 568, 3.91% due 9/01/2017 (f)                    25,965
     15,810       Series 720, 3.91% due 11/01/2022 (b)                   15,810

South Carolina--2.0%

     12,195    ABN AMRO MuniTops Certificates Trust, Lexington
                County, South Carolina, GO, VRDN, Series 2001-37,
                3.93% due 2/01/2010 (b)(h)(j)                            12,195
      9,080    Bank of America MACON Trust, South Carolina
                Jobs EDA, Revenue Bonds, VRDN, Series 2007-303,
                3.93% due 2/01/2012 (h)(j)                                9,080
               Berkeley County, South Carolina, Exempt Facilities,
                Industrial Revenue Bonds (Amoco Chemical
                Company Project), VRDN, AMT (j):
     26,700       4% due 4/01/2028                                       26,700
     12,900       4% due 5/01/2038                                       12,900
     11,500    Eagle Tax-Exempt Trust, South Carolina State Public
                Service Authority, Revenue Bonds, VRDN,
                Series 2006-0007, Class A, 3.93%
                due 1/01/2036 (f)(h)(j)                                  11,500
      6,780    Florence County, South Carolina, Solid Waste
                Disposal and Wastewater Treatment Revenue
                Bonds (Roche Carolina Inc. Project), VRDN, AMT,
                4% due 4/01/2027 (j)                                      6,780
               Greenville Hospital System, South Carolina, Hospital
                Facilities Revenue Bonds, VRDN (a)(j):
     23,400       Series A, 3.84% due 5/01/2035                          23,400
     22,445       Series B, 3.84% due 5/01/2035                          22,445
      8,035    Medical University Hospital Authority, South
                Carolina, Hospital Facilities, Revenue
                Refunding Bonds, VRDN, Series A-5, 3.92%
                due 8/15/2027 (f)(j)(l)                                   8,035
               South Carolina Housing Finance and Development
                Authority, Mortgage Revenue Bonds, VRDN,
                AMT (h)(j):
      5,235       PUTTERS, Series 1388, 3.96%
                  due 7/01/2010 (a)                                       5,235
      2,070       ROCS, Series II-R-398, 4%
                  due 7/01/2034 (e)                                       2,070



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

South Carolina (concluded)

$     6,250    South Carolina Jobs EDA, EDR (Holcim
                (US) Inc. Project), VRDN, AMT, 4.02%
                due 12/01/2033 (j)                                  $     6,250
     37,580    South Carolina Jobs, EDA, Hospital Facilities
                Revenue Bonds (Sisters of Charity Providence
                Hospitals), VRDN, 3.86% due 11/01/2031 (j)               37,580
               South Carolina Transportation Infrastructure Bank
               Revenue Bonds, VRDN (a)(h)(j):
     12,500       FLOATS, Series 728, 3.91% due 10/01/2022               12,500
      4,180       ROCS, Series II-R-9016, 3.92% due 10/01/2033            4,180
     11,015    Spartanburg, South Carolina, Waterworks Revenue
                Bonds, ROCS, VRDN, Series II-R-11020PB, 3.93%
                due 6/01/2036 (e)(h)(j)                                  11,015

Tennessee--3.9%

     10,000    BNP Paribas STARS Certificates Trust, The
                Tennergy Corporation, Tennessee, Gas Revenue
                Bonds, VRDN, Series 2006-001, 3.99%
                due 5/01/2016 (h)(j)                                     10,000
               Blount County, Tennessee, Public Building Authority,
                Local Government Public Improvement Revenue
                Bonds, VRDN (j):
      4,175       Series D-1-F, 3.97% due 6/01/2030 (a)                   4,175
        850       Series D-3-A, 3.96% due 6/01/2034                         850
      1,970       Series D-7-B, 3.97% due 6/01/2031 (n)                   1,970
      4,000       Series D-7-C, 3.97% due 6/01/2032 (n)                   4,000
      6,500       Series D-10-A, 3.97% due 6/01/2037 (n)                  6,500
     11,875    Chattanooga, Tennessee, Health, Education and
                Housing Facility Board Revenue Bonds (The
                McCallie School Project), VRDN, 3.87%
                due 7/01/2025 (j)                                        11,875
               Clarksville, Tennessee, Public Building Authority
                Revenue Bonds, Pooled Financing (Tennessee
                Municipal Bond Fund), VRDN (j):
     27,810       3.87% due 11/01/2027                                   27,810
     51,615       3.87% due 6/01/2029                                    51,615
      8,720       3.95% due 7/01/2031                                     8,720
      2,000    Franklin, Tennessee, Public Building Authority,
                Local Government Public Improvement Revenue
                Bonds, VRDN, Series 101-A-1, 3.97%
                due 6/01/2019 (j)                                         2,000
      8,100    Loudon, Tennessee, IDB, PCR, Refunding (A.E.
                Staley Manufacturing Company Project), VRDN,
                3.89% due 6/01/2023 (j)                                   8,100
     14,178    Metropolitan Government of Nashville and
                Davidson County, Tennessee, IDB, Revenue Bonds
                (Nashville Symphony Hall Project), VRDN, Series A,
                3.87% due 12/01/2031 (j)                                 14,178
      4,700    Montgomery County, Tennessee, Public Building
                Authority, Pooled Financing Revenue Bonds
                (Tennessee County Loan Pool), VRDN, 3.95%
                due 2/01/2036 (j)                                         4,700
     24,230    Morgan Keegan Municipal Products, Inc., Tennessee,
                Revenue Bonds, VRDN, AMT, Series F, 3.98%
                due 8/12/2010 (j)                                        24,230
     39,600    Municipal Energy Acquisition Corporation,
                Tennessee, Gas Revenue Bonds, PUTTERS, VRDN,
                Series 1578, 3.99% due 2/01/2013 (h)(j)                  39,600



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Tennessee (concluded)

$     9,970    Municipal Securities Trust Certificates, Tennessee
                Energy Acquisition Corporation, Revenue Bonds,
                VRDN, Series 2006-276, Class A, 3.92%
                due 8/30/2022 (h)(j)(m)                             $     9,970
               Sevier County, Tennessee, Public Building
                Authority, Local Government Public
                Improvement Revenue Bonds, VRDN (j):
     40,520       AMT, Series III-A, 4% due 6/01/2028 (a)                40,520
      7,100       Series II-A-1, 3.88% due 6/01/2024 (a)                  7,100
     10,000       Series III-D-2, 3.88% due 6/01/2017 (a)                10,000
      3,770       Series III-D-6, 3.88% due 6/01/2020 (a)                 3,770
     18,610       Series III-E-1, 3.88% due 6/01/2025                    18,610
     10,000       Series III-E-4, 3.88% due 6/01/2025 (a)                10,000
      6,000       Series IV-A-4, 3.97% due 6/01/2020 (e)                  6,000
      4,900       Series IV-E-1, 3.97% due 6/01/2030 (a)                  4,900
        400       Series VI-D-2, 3.97% due 6/01/2024 (a)                    400
      1,015       Series VI-D-4, 3.97% due 6/01/2025 (a)                  1,015
        665       Series VI-E-1, 3.97% due 6/01/2020 (a)                    665
      5,850       Series VI-F-3, 3.97% due 6/01/2030 (n)                  5,850
        165       Series VI-I-2, 3.97% due 6/01/2023 (a)                    165
      3,080    Sevier County, Tennessee, Public Building Authority,
                Local Government Public Improvement, Revenue
                Refunding Bonds, VRDN, Series II-E-2, 3.88%
                due 6/01/2021 (a)(j)                                      3,080
     10,000    Shelby County, Tennessee, Public Improvement
                and Schools, GO, VRDN, Series B, 3.87%
                due 4/01/2030 (j)                                        10,000
     49,875    The Tennergy Corporation, Tennessee, Gas Revenue
                Bonds, PUTTERS, VRDN, Series 1258Q, 3.99%
                due 11/01/2013 (h)(j)                                    49,875
     11,740    UBS Municipal CRVS Trust, Tennessee Energy
                Acquisition Corporation, Gas Revenue Bonds,
                FLOATS, VRDN, Series 2007-7, 3.96%
                due 2/01/2021 (h)(j)                                     11,740

Texas--12.4%

     34,990    Austin, Texas, Airport System, CP, 3.65%
                due 11/06/2007                                           34,990
      4,470    Austin, Texas, Water and Wastewater System,
                Revenue Refunding Bonds, ROCS, VRDN,
                Series II-R-6029, 3.92% due 11/15/2024 (a)(h)(j)          4,470
      1,060    Bell County, Texas, Health Facilities Development
                Corporation, Hospital Revenue Bonds (Scott &
                White Memorial Hospital), VRDN, Series 2001-1,
                3.95% due 8/15/2031 (f)(j)                                1,060
      4,500    Brazos Harbor, Texas, Industrial Development
                Corporation, Environmental Facilities Revenue
                Bonds (ConocoPhillips Company Project), VRDN,
                AMT, 4.05% due 8/01/2038 (j)                              4,500
     10,000    Brazos River Authority, Texas, Harbor Navigational
                District, Brazoria County Revenue Bonds (BASF
                Corp.), VRDN, AMT, 4.05% due 4/01/2032 (j)               10,000
               Brazos River Harbor Navigation District, Texas,
                Brazoria County Environmental Revenue Bonds
                (Dow Chemical Company), VRDN (j):
      4,200       Series A-2, 4.15% due 5/15/2033                         4,200
      2,400       Series B-1, 4.04% due 5/15/2033                         2,400
     25,000    Brazos River, Texas, Harbor Industrial Development
                Corporation Revenue Bonds (BASF Corporation
                Project), VRDN, AMT, 3.98% due 5/01/2038 (j)             25,000



       Face
     Amount    Municipal Bonds                                         Value

Texas (continued)

$     1,980    Brownsville, Texas, Utility System Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-4074,
                3.92% due 9/01/2024 (a)(h)(j)                       $     1,980
      4,100    Central Texas Housing Finance Corporation,
                S/F Mortgage Revenue Bonds, VRDN, AMT,
                Series A, 4.42% due 7/01/2008 (j)                         4,100
     10,000    Clipper Tax-Exempt Certificates Trust, Texas,
                Revenue Bonds, VRDN, Series 2007-46, 3.84%
                due 8/01/2017 (h)(j)(m)                                  10,000
     10,925    Collin County, Texas, GO, FLOATS, VRDN,
                Series 42-TP, 3.90% due 2/15/2026 (h)(j)                 10,925
      7,240    Corpus Christi, Texas, Business and Job
                Development Corporation, Sales Tax Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-2001,
                3.70% due 9/01/2017 (a)(h)(j)                             7,240
      3,695    Corpus Christi, Texas, Utility System Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-2149,
                3.92% due 7/15/2024 (e)(h)(j)                             3,695
      2,555    Cypress-Fairbanks, Texas, Independent School
                District, GO, FLOATS, VRDN, Series 86TP, 3.90%
                due 2/15/2030 (f)(h)(j)                                   2,555
               Dallas-Fort Worth, Texas, International Airport
                Revenue Bonds, VRDN, AMT (h)(j):
      4,408       FLOATS, Series 824, 3.94% due 11/01/2015 (a)            4,408
      7,140       PUTTERS, Series 350, 3.96% due 5/01/2011 (f)            7,140
      2,500       PUTTERS, Series 351, 3.96% due 5/01/2008 (e)            2,500
      4,995       PUTTERS, Series 385, 3.96% due 5/01/2008 (b)            4,995
      3,425    Dallas-Fort Worth, Texas, International Airport
                Revenue Refunding Bonds, PUTTERS, VRDN,
                AMT, Series 1019, 3.96% due 5/01/2010 (b)(h)(j)           3,425
               Dallas-Fort Worth, Texas, Regional Airport Revenue
                Bonds, MSTR, VRDN, AMT (f)(h)(j):
     25,300       Series SGB-49, 4.02% due 11/01/2023                    25,300
      9,495       Series SGB-52, 3.98% due 11/01/2017                     9,495
     23,885    Dallas-Fort Worth, Texas, Regional Airport Revenue
                Refunding Bonds, MSTR, VRDN, AMT, Series SGB-46,
                3.98% due 11/01/2020 (f)(h)(j)                           23,885
      2,500    Denton, Texas, Independent School District, GO,
                VRDN, Series 2005-A, 3.86% due 8/01/2035 (j)              2,500
      8,435    Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas,
                International Airport Revenue Bonds, VRDN,
                AMT, Series 2003-0020, Class A, 4%
                due 11/01/2032 (a)(h)(j)                                  8,435
      6,000    Eagle Tax-Exempt Trust, Dallas, Texas,
                VRDN, Series 01, Class 4310, 3.93%
                due 12/01/2026 (a)(h)(j)                                  6,000
     12,000    Eagle Tax-Exempt Trust, Houston, Texas, Airport
                System Revenue Bonds, VRDN, Series 2007-0117,
                Class A, 3.85% due 7/01/2017 (b)(h)(j)                   12,000
     13,200    Eagle Tax-Exempt Trust, Houston, Texas, Airport
                System Revenue Refunding Bonds, VRDN,
                Series 2006-0123, Class A, 3.93%
                due 7/01/2032 (e)(h)(j)                                  13,200
      4,915    Eagle Tax-Exempt Trust, San Antonio, Texas, VRDN,
                Series 01, Class 4311, 3.93% due 8/15/2026 (h)(j)         4,915



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Texas (continued)

$    14,500    Eagle Tax-Exempt Trust, San Antonio, Texas, Water
                Revenue Refunding Bonds, VRDN, Series
                2006-0005, Class A, 3.93%
                due 5/15/2040 (f)(h)(j)                             $    14,500
      3,200    Ector County, Texas, Independent School District,
                GO, Refunding, PUTTERS, VRDN, Series 1707
                3.92% due 2/15/2015 (h)(j)                                3,200
      4,500    Fort Bend County, Texas, GO, MSTR, VRDN,
                SGB-46-A, 3.91% due 3/01/2032 (f)(h)(j)                   4,500
     12,250    Galena Park, Texas, Independent School District,
                GO, Refunding, FLOATS, VRDN, Series SG-153,
                3.90% due 8/15/2023 (h)(j)                               12,250
      5,300    Grapevine, Texas, Industrial Development Corporation,
                Airport Revenue Refunding Bonds (Southern Air
                Transport), VRDN, 3.85% due 3/01/2010 (j)                 5,300
     19,000    Gulf Coast Waste Disposal Authority, Texas,
                Environmental Facilities Revenue Bonds (American
                Aeryl LP Project), VRDN, AMT, 3.95%
                due 5/01/2038 (j)                                        19,000
      4,300    Gulf Coast Waste Disposal Authority, Texas,
                Environmental Facilities Revenue Refunding
                Bonds (BP Products North America Project),
                VRDN, AMT, 4% due 7/01/2036 (j)                           4,300
      5,000    Gulf Coast Waste Disposal Authority, Texas, PCR
                (Amoco Oil Company Project), VRDN, AMT,
                4% due 5/01/2023 (j)                                      5,000
               Gulf Coast Waste Disposal Authority, Texas,
                Revenue Bonds, VRDN, AMT (j):
      2,200       (Air Products Project), 4.03%
                  due 12/01/2039                                          2,200
      2,500       (Waste Management Inc.), Series A,
                  3.92% due 4/01/2019                                     2,500
     21,300    Gulf Coast Waste Disposal Authority, Texas,
                Revenue Refunding Bonds (Amoco Oil Company
                Project), VRDN, AMT, 4% due 8/01/2023 (j)                21,300
     11,340    Harris County-Houston, Texas, Sports Authority,
                Special Revenue Refunding Bonds, TOCS, VRDN,
                Series Z-3, 3.90% due 11/15/2025 (f)(h)(j)               11,340
      5,700    Harris County, Texas, Health Facilities Development
                Corporation, Hospital Revenue Bonds (Texas
                Children's Hospital), VRDN, Series B-1, 3.94%
                due 10/01/2029 (f)(j)                                     5,700
               Harris County, Texas, Health Facilities Development
                Corporation, Revenue Refunding Bonds, VRDN (j):
     50,000       (Methodist Hospital System), Series A, 3.85%
                  due 12/01/2032                                         50,000
     14,000       (Saint Luke's Episcopal Hospital), Series A,
                  3.93% due 2/15/2032 (b)                                14,000
     10,100    Harris County, Texas, Health Facilities Development
                Corporation, Special Facilities Revenue Refunding
                Bonds (Texas Medical Center Projects), VRDN,
                3.95% due 5/01/2035 (f)(j)                               10,100
     31,350    Harris County, Texas, Industrial Development
                Corporation, Solid Waste Disposal Revenue
                Bonds (Deer Park Limited Partnership), VRDN,
                AMT, 4.07% due 2/01/2023 (j)                             31,350
     10,160    Harris County, Texas, Revenue Refunding Bonds,
                ROCS, VRDN, Series II-R-1030, 3.92%
                due 8/15/2017 (e)(h)(j)                                  10,160



       Face
     Amount    Municipal Bonds                                         Value

Texas (continued)

$     9,250    Houston, Texas, Higher Education Finance
                Corporation, Higher Education Revenue Bonds,
                PUTTERS, VRDN, Series 1865, 3.92%
                due 5/15/2015 (h)(j)                                $     9,250
     34,275    Houston, Texas, Independent School District,
                GO, VRDN, 3.75% due 6/15/2031 (j)                        34,275
      5,340    Houston, Texas, Utility System Revenue Refunding
                Bonds, ROCS, VRDN, Series II-R-4063, 3.92%
                due 5/15/2021 (e)(h)(j)                                   5,340
      3,370    Houston, Texas, Water and Sewer Enterprise,
                Revenue Refunding Bonds, ROCS, VRDN,
                Series II-R-787, 3.93% due 12/01/2028 (e)(h)(j)           3,370
      5,465    Houston, Texas, Water and Sewer System, Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-630,
                3.93% due 12/01/2020 (e)(h)(j)                            5,465
      6,300    Katy, Texas, Independent School District, School
                Building, GO, VRDN, 3.87% due 8/15/2033 (j)               6,300
     10,395    Municipal Securities Trust Certificates, Austin,
                Texas, Water Revenue Refunding Bonds,
                VRDN, Series 2001-134, Class A, 3.92%
                due 5/15/2010 (e)(h)(j)                                  10,395
      8,800    Municipal Securities Trust Certificates, Houston,
                Texas, Independent School District, GO,
                Refunding, VRDN, Series 233, Class A, 3.92%
                due 1/09/2014 (h)(j)                                      8,800
      3,000    Municipal Securities Trust Certificates, San Antonio,
                Texas, Water Revenue Refunding Bonds, VRDN,
                Series SGB 66, 3.91% due 5/15/2037 (b)(h)(j)              3,000
               North Central Texas, Health Facility Development
                Corporation, CP:
     25,000       3.66% due 10/04/2007                                   25,000
     15,000       3.74% due 10/04/2007                                   15,000
     20,000       3.70% due 12/05/2007                                   20,000
      8,440    North Texas Municipal Water District, Texas,
                Water System Revenue Bonds, ROCS, VRDN,
                Series II-R-593PB, 3.93% due 9/01/2035 (f)(h)(j)          8,440
      3,375    Plano, Texas, Independent School District, GO,
                PUTTERS, VRDN, Series 1428, 3.92%
                due 8/15/2010 (h)(j)                                      3,375
     17,335    Port Arthur, Texas, Navigation District, Environmental
                Facilities Revenue Refunding Bonds (Motiva
                Enterprises Project), VRDN, AMT, 4.05%
                due 12/01/2027 (j)                                       17,335
               Port Arthur, Texas, Navigation District, Industrial
                Development Corporation, Exempt Facilities
                Revenue Bonds (Air Products and Chemicals
                Project), VRDN, AMT (j):
     10,000       4.03% due 4/01/2036                                    10,000
      8,400       4.07% due 5/01/2040                                     8,400
               Port Arthur, Texas, Navigation District Revenue
                Bonds, VRDN, AMT (j):
     10,000       (Atofina Petrochemicals), Series B, 4.10%
                  due 4/01/2027                                          10,000
     20,000       (BASF Corporation Project), 4.05%
                  due 4/01/2033                                          20,000
     16,000       (Fina Oil and Chemical Company Project),
                  4% due 5/01/2033                                       16,000
      6,000    Port of Corpus Christi Authority, Texas, Nueces
                County Solid Waste Disposal Revenue Bonds
                (Flint Hills Resources LP Project), VRDN, AMT,
                4.12% due 1/01/2030 (j)                                   6,000



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Texas (continued)

$    34,000    Port of Corpus Christi Authority, Texas, Nueces
                County Solid Waste Disposal, Revenue Refunding
                Bonds (Flint Hills Resources LP Project), VRDN,
                AMT, Series A, 4.14% due 7/01/2029 (j)              $    34,000
     22,286    Port of Houston Authority, Harris County, Texas,
                CP, 3.75% due 11/01/2007                                 22,286
     10,500    Red River Authority, Texas, Solid Waste Disposal
                Revenue Bonds (Panda Hereford Ethanol Project),
                VRDN, AMT, 3.93% due 7/01/2030 (j)                       10,500
     14,500    Red River, Texas, Education Finance Revenue
                Bonds (Texas Christian University), VRDN, 3.89%
                due 3/15/2035 (j)                                        14,500
      3,100    San Antonio, Texas, Independent School District,
                GO, Refunding, PUTTERS, VRDN, Series 1726,
                3.92% due 8/15/2014 (h)(j)                                3,100
      5,235    Sheldon, Texas, Independent School District, GO,
                PUTTERS, VRDN, Series 2009, 3.92%
                due 2/15/2014 (h)(j)                                      5,235
               Socorro, Texas, Independent School District, GO,
                ROCS, VRDN (h)(j):
      4,120       Series II-R-2222, 3.92% due 8/15/2022                   4,120
      7,000       Series II-R-9146, 3.85% due 8/15/2016                   7,000
      9,920    Tarrant County, Texas, Health Facilities Development
                Corporation, Hospital Revenue Refunding Bonds,
                ROCS, VRDN, Series II-R-11083, 3.92%
                due 12/01/2026 (e)(h)(j)                                  9,920
               Texas Municipal Gas Acquisition and Supply
                Corporation II, Gas Supply Revenue Bonds, ROCS,
                VRDN (h)(j):
     11,000       Series II-R-10014, 3.99% due 9/15/2018                 11,000
      5,900       Series II-R-10015, 3.99% due 9/15/2018                  5,900
      6,870    Texas Municipal Power Agency, Revenue Refunding
                Bonds, PUTTERS, VRDN, Series 1323, 3.92%
                due 3/01/2014 (f)(h)(j)                                   6,870
               Texas State Affordable Housing Corporation,
               M/F Housing Revenue Bonds, FLOATS, VRDN (f)(h)(j):
     17,483       Series 11, 3.90% due 3/01/2032                         17,484
     43,077       Series 12TP, 3.90% due 3/01/2032                       43,078
               Texas State, College Student Loan, GO, Refunding,
                VRDN, AMT (j):
     54,160       3.85% due 7/01/2008                                    54,160
     10,000       3.75% due 2/01/2013                                    10,000
      7,970    Texas State, GO, FLOATS, VRDN, Series 66TP,
                3.90% due 4/01/2030 (h)(j)                                7,970
    220,000    Texas State, GO, TRAN, 4.50% due 8/28/2008               221,587
               Texas State, GO (Veterans' Housing Assistance
                Program Fund II), VRDN, AMT (j):
     13,400       Series A, 4% due 6/01/2035                             13,400
     20,000       Series B, 3.95% due 6/01/2038                          20,000
     23,800    Texas State Transportation Commission, First Tier
                Revenue Bonds, VRDN, Series B, 3.87%
                due 4/01/2026 (j)                                        23,800
      5,370    Texas State University, System Financing Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-1011,
                3.92% due 3/15/2019 (e)(h)(j)                             5,370
     10,900    Texas Water Development Board, Subordinate
                Lien Revenue Refunding Bonds (State Revolving
                Fund), VRDN, Series A, 4% due 7/15/2019 (j)              10,900



       Face
     Amount    Municipal Bonds                                         Value

Texas (concluded)

$     3,984    Victoria County, Texas, Hospital Revenue
                Refunding Bonds, FLOATS, VRDN, Series 959,
                3.91% due 1/01/2016 (a)(h)(j)                       $     3,984
      2,265    Wichita Falls, Texas, Water and Sewer Revenue
                Refunding Bonds, PUTTERS, VRDN, Series 1713,
                3.92% due 8/01/2014 (b)(h)(j)                             2,265

Utah--0.4%

     12,000    Davis County, Utah, School District, GO, TAN,
                4.50% due 6/30/2008                                      12,066
      6,450    Murray City, Utah, Hospital Revenue Bonds
                (IHC Health Services, Inc.), VRDN, Series A,
                3.95% due 5/15/2037 (j)                                   6,450
               Utah Transit Authority, Sales Tax Revenue Bonds,
                VRDN (e)(h)(j):
      5,665       PUTTERS, Series 1107B, 3.92%
                  due 12/15/2013                                          5,665
      3,190       ROCS, Series II-R-609PB, 3.93%
                  due 6/15/2032                                           3,190
      8,300    Utah Water Finance Agency, Tender Option
                Revenue Bonds, VRDN, Series A-9, 3.90%
                due 7/01/2034 (a)(j)                                      8,300
      5,125    Weber County, Utah, Hospital Revenue Bonds
                (IHC Health Services), VRDN, Series B, 3.95%
                due 2/15/2032 (j)                                         5,125

Vermont--0.1%

      1,250    Vermont HFA, S/F Revenue Bonds, VRDN, AMT,
                Series 16 A, 3.95% due 5/01/2032 (e)(j)                   1,250
      8,000    Vermont State Student Assistance Corporation,
                Student Loan Revenue Bonds, FLOATS, VRDN,
                3.86% due 1/01/2008 (h)(j)                                8,000

Virginia--1.1%

     15,460    Clipper Tax-Exempt Certificates Trust, Virginia
                Commonwealth Transportation Board Revenue
                Bonds, VRDN, Series 2007-7, 3.94%
                due 5/01/2015 (h)(j)(m)                                  15,460
      6,055    Eagle Tax-Exempt Trust, Richmond, Virginia,
                Public Utilities Revenue Bonds, VRDN,
                Series 2006-0050, Class A, 3.93%
                due 1/15/2035 (e)(h)(j)                                   6,055
     37,220    Fairfax County, Virginia, IDA, Revenue Bonds
                (Inova Health System Project), VRDN, Series A-2,
                3.85% due 5/15/2035 (j)                                  37,220
      6,290    Henrico County, Virginia, Water and Sewer
                Revenue Bonds, ROCS, VRDN, Series II-R-753 PB,
                3.93% due 5/01/2031 (f)(h)(j)                             6,290
      7,105    Loudoun County, Virginia, IDA, Revenue Bonds
                (Howard Hughes Medical Institute), VRDN, Series F,
                3.85% due 2/15/2038 (j)                                   7,105
     35,000    Norfolk, Virginia, CP, 3.70% due 10/02/2007               35,000
      3,000    Virginia State, HDA, Revenue Bonds, MERLOTS,
                VRDN, AMT, Series B-19, 3.97%
                due 4/01/2033 (h)(j)                                      3,000
      4,000    Virginia State, HDA, Revenue Refunding Bonds,
                MERLOTS, VRDN, AMT, Series C-42, 3.97%
                due 7/01/2023 (h)(j)                                      4,000



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (continued)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Washington--3.7%

$    12,555    Central Puget Sound, Washington, Regional
                Transit Authority, Sales and Use Tax Revenue
                Bonds, ROCS, VRDN, Series II-R-7510, 3.92%
                due 11/01/2023 (a)(h)(j)                            $    12,555
     22,900    Clark County, Washington, Public Utility District
                Number 001, Generating System Revenue
                Refunding Bonds, MSTR, VRDN, Series SGA-118,
                4% due 1/01/2025 (e)(h)(j)                               22,900
      3,000    Eagle Tax-Exempt Trust, Bellevue, Washington, GO,
                Refunding, VRDN, Series 2004-1011, Class A,
                3.93% due 12/01/2043 (f)(h)(j)                            3,000
     12,330    Eagle Tax-Exempt Trust, King County, Washington,
                Sewer Revenue Bonds, VRDN, Series 2007-0144,
                Class A, 3.85% due 7/01/2017 (e)(h)(j)                   12,330
      3,335    Eclipse Funding Trust, Solar Eclipse Certificates,
                King County, Washington, Sewer Revenue
                Bonds, VRDN, Series 2007-0095, 3.91%
                due 1/01/2017 (e)(h)(j)                                   3,335
     25,800    Energy Northwest, Washington, Electric Revenue
                Refunding Bonds (Project Number 3), VRDN,
                Series D-3-1, 3.86% due 7/01/2018 (e)(j)                 25,800
      8,840    Grant County, Washington, Public Utility District
                Number 002, Electric Revenue Refunding Bonds,
                ROCS, VRDN, Series II-R-2039, 3.92%
                due 1/01/2019 (e)(h)(j)                                   8,840
      5,185    King County, Washington, School District
                Number 410, Snoqualmie Valley, GO, ROCS,
                VRDN, Series II-R-4513, 3.92%
                due 12/01/2020 (e)(h)(j)                                  5,185
      3,700    King County, Washington, Sewer Revenue Bonds,
                VRDN, Junior Lien, Series B, 3.84%
                due 1/01/2036 (f)(j)                                      3,700
     14,745    King County, Washington, Sewer Revenue
                Refunding Bonds, FLOATS, VRDN, Series 554,
                3.91% due 7/01/2009 (b)(h)(j)                            14,745
      2,250    Lewis County, Washington, Public Utility District
                Number 001, Cowlitz Falls Hydroelectric
                Revenue Refunding Bonds, ROCS, VRDN,
                Series II-R-4026, 3.92% due 10/01/2023 (f)(h)(j)          2,250
     14,070    Municipal Securities Trust Certificates, Washington
                State Motor Vehicle Fuel Tax, GO, VRDN,
                Series 2001-112, Class A, 4%
                due 1/07/2021 (h)(j)                                     14,070
      4,800    Port Bellingham, Washington, Industrial
                Development Corporation, Environmental
                Facilities Revenue Bonds (BP West Coast
                Products LLC Project), VRDN, AMT, 4%
                due 12/01/2033 (j)                                        4,800
      4,915    Port of Seattle, Washington, Revenue Bonds,
                MERLOTS, VRDN, AMT, Series B04, 3.97%
                due 9/01/2015 (b)(h)(j)                                   4,915
     30,000    Port of Tacoma, Washington, Subordinate Lien
                Revenue Bonds, VRDN, AMT, 4.02%
                due 12/01/2036 (j)(n)                                    30,000
      4,915    Seattle, Washington, Water System Revenue
                Refunding Bonds, ROCS, VRDN, Series II-R-4006,
                3.92% due 9/01/2022 (f)(h)(j)                             4,915
      3,440    Spokane County, Washington, Spokane School
                District Number 081, GO, ROCS, VRDN,
                Series II-R-4000, 3.92% due 12/01/2019 (e)(h)(j)          3,440



       Face
     Amount    Municipal Bonds                                         Value

Washington (concluded)

$     5,560    Tacoma, Washington, Convention Center
                and Parking Revenue Bonds, ROCS, VRDN,
                Series II-R-2144, 3.92%
                due 12/01/2022 (f)(h)(j)                            $     5,560
     13,905    Tacoma, Washington, Water Revenue Refunding
                Bonds, FLOATS, VRDN, Series 555, 3.91%
                due 12/01/2009 (b)(h)(j)                                 13,905
               Washington State, GO, PUTTERS, VRDN (h)(j):
     15,075       Series 333, 3.92% due 12/01/2014 (f)                   15,075
      9,530       Series 1312, 3.92% due 1/01/2013 (e)                    9,530
     11,765       Series 1422, 3.92% due 7/01/2014 (e)                   11,765
     10,515       Series 2158, 3.55% due 7/01/2015                       10,515
               Washington State, GO, ROCS, VRDN (h)(j):
      4,175       Series II-R-4082, 3.92% due 7/01/2023 (e)               4,175
     10,320       Series II-R-6061, 3.92% due 1/01/2022 (a)              10,320
      4,365       Series II-R-7035, 3.92% due 7/01/2024 (e)               4,365
      2,540    Washington State, GO, Refunding, PUTTERS,
                VRDN, Series 1399, 3.92%
                due 1/01/2013 (a)(h)(j)                                   2,540
               Washington State Housing Finance
                Commission, CP:
     13,400       3.61% due 10/17/2007                                   13,400
     30,700       3.68% due 12/12/2007                                   30,700
      6,400    Washington State Housing Finance Commission,
                M/F Housing Revenue Bonds (Arbors
                on the Park Project), VRDN, AMT, 3.96%
                due 10/01/2024 (j)                                        6,400
     40,745    Washington State Housing Finance Commission,
                Nonprofit Housing Revenue Bonds (Mirabella
                Project), VRDN, Series A, 3.97%
                due 3/01/2036 (j)                                        40,745
      3,000    Washington State Housing Finance Commission,
                Nonprofit Revenue Bonds (Eastside Catholic
                School), VRDN, Series B, 3.88% due 7/01/2038 (j)          3,000
     26,390    Washington State Public Power Supply Systems,
                Electric Revenue Refunding Bonds (Project
                Number 3), VRDN, Series 3-A, 3.85%
                due 7/01/2018 (f)(j)                                     26,390
      2,105    Washington State University Revenue Bonds,
                ROCS, VRDN, Series II-R-595PB, 3.93%
                due 10/01/2031 (a)(h)(j)                                  2,105

West Virginia--0.2%

     10,695    ABN AMRO MuniTops Certificates Trust, West
                Virginia State, GO, VRDN, Series 2000-12,
                3.93%,000  due 6/04/2008 (f)(h)(j)                       10,695
      9,900    Eagle Tax-Exempt Trust, West Virginia Higher
                Education Policy Commission, Revenue Refunding
                Bonds, VRDN, Series 2005-0018, Class A, 3.93%
                due 4/01/2034 (b)(h)(j)                                   9,900

Wisconsin--2.0%

      1,365    Hartland, Wisconsin, IDR (Commercial
                Communications Inc. Project), VRDN, AMT,
                4.15% due 8/01/2009 (j)                                   1,365
      2,000    Lehman Municipal Trust Receipts, Wisconsin, GO,
                Refunding, FLOATS, VRDN, AMT, Series 2006-K40,
                4.06% due 5/01/2031 (f)(h)(j)                             2,000
      2,660    Manitowoc, Wisconsin, Electric Revenue Bonds,
                ROCS, VRDN, Series II-R-2177, 3.92%
                due 10/01/2024 (b)(h)(j)                                  2,660



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Schedule of Investments (concluded)     Master Tax-Exempt LLC    (In Thousands)


       Face
     Amount    Municipal Bonds                                         Value

Wisconsin (continued)

$    17,600    Oconomowoc, Wisconsin, Area School District,
                GO, BAN, 3.75% due 11/30/2007                       $    17,602
               Wisconsin Housing and Economic Development
                Authority, Home Ownership Revenue Refunding
                Bonds, VRDN, AMT, Series A (j):
     20,000       3.95% due 9/01/2022                                    20,000
     23,510       3.95% due 3/01/2035                                    23,510
      5,960    Wisconsin Public Power Inc., Power Supply
                System Revenue Bonds, PUTTERS, VRDN,
                Series 1150, 3.92% due 7/01/2013 (a)(h)(j)                5,960
      7,370    Wisconsin Rural Water Construction Loan Program,
                Commission Revenue Notes, BAN, 4.50%
                due 8/01/2008                                             7,415
      6,985    Wisconsin School Districts, Cash Flow Management
                Program, COP, Series A1, 4.50% due 9/18/2008              7,042



       Face
     Amount    Municipal Bonds                                         Value

Wisconsin (concluded)

               Wisconsin State, GO, CP:
$    30,000       3.69% due 10/17/2007                             $     30,000
     25,000       3.68% due 10/18/2007                                   25,000
     21,080       3.69% due 11/05/2007                                   21,080
     44,300    Wisconsin State Operating Notes, 4.50%
                due 6/16/2008                                            44,532

Puerto Rico--0.4%

     42,315    Bank of America AUSTIN Trust, Puerto Rico
                Electric Power Authority, Power Revenue
                Bonds, VRDN, Series 2007-156, 3.88%
                due 7/01/2024 (b)(f)(h)(j)                               42,315
        864    Puerto Rico Commonwealth Infrastructure
                Financing Authority, Special Obligation
                Revenue Bonds, TOCS, VRDN, Series Z-6,
                3.90% due 6/26/2037 (b)(h)(j)                               864

Total Investments (Cost--$10,473,101*)--99.9%                        10,473,101
Other Assets Less Liabilities--0.1%                                       7,527
                                                                   ------------
Net Assets--100.0%                                                 $ 10,480,628
                                                                   ============


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FHLMC Collateralized.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) CIFG Insured.

(h) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(i) FNMA/GNMA Collateralized.

(j) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(k) Assured Guaranty Insured.

(l) FHA Insured.

(m) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(n) XL Capital Insured.

(o) GNMA Collateralized.

    See Notes to Financial Statements.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007


Statement of Assets and Liabilities                                                                         Master Tax-Exempt LLC

As of September 30, 2007 (Unaudited)
Assets

Investments in unaffiliated securities, at value (identified cost--$10,473,100,774)                               $10,473,100,774
Cash                                                                                                                       65,189
Receivables:
  Interest                                                                                     $    62,226,946
  Securities sold                                                                                       22,378
  Contributions                                                                                      1,145,700         63,395,024
                                                                                               ---------------
Prepaid expenses                                                                                                           51,060
                                                                                                                  ---------------
Total assets                                                                                                       10,536,612,047
                                                                                                                  ---------------

Liabilities

Payables:
  Securities purchased                                                                              54,569,467
  Investment adviser                                                                                 1,089,427
  Other affiliates                                                                                      43,860         55,702,754
                                                                                               ---------------
Accrued expenses and other liabilities                                                                                    281,660
                                                                                                                  ---------------
Total liabilities                                                                                                      55,984,414
                                                                                                                  ---------------

Net Assets

Net assets
                                                                                                                  $10,480,627,633
                                                                                                                  ===============
Net Assets Consist of

Investors' capital                                                                                                $10,480,627,633
                                                                                                                  ---------------
Net Assets                                                                                                        $10,480,627,633
                                                                                                                  ===============

See Notes to Financial Statements.



Statement of Operations                                                                                     Master Tax-Exempt LLC

For the Six Months Ended September 30, 2007 (Unaudited)
Investment Income

Interest                                                                                                          $   192,562,779

Expenses

Investment advisory fees                                                                       $     6,841,201
Accounting services                                                                                    448,154
Custodian fees                                                                                         110,275
Professional fees                                                                                       51,016
Pricing fees                                                                                            47,313
Directors' fees and expenses                                                                            26,268
Printing and shareholder reports                                                                         1,123
Other                                                                                                   79,448
                                                                                               ---------------
Total expenses                                                                                                          7,604,798
                                                                                                                  ---------------
Investment income--net                                                                                                184,957,981
                                                                                                                  ---------------

Realized Gain--Net

Realized gain on investments--net                                                                                         143,493
                                                                                                                  ---------------
Net Increase in Net Assets Resulting from Operations                                                              $   185,101,474
                                                                                                                  ===============

See Notes to Financial Statements.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007


Statements of Changes in Net Assets                                                                         Master Tax-Exempt LLC

                                                                                                  For the Six
                                                                                                  Months Ended         For the
                                                                                                 September 30,        Year Ended
                                                                                                      2007            March 31,
Increase (Decrease) in Net Assets:                                                                (Unaudited)            2007
Operations

Investment income--net                                                                        $    184,957,981   $    327,744,486
Realized gain--net                                                                                     143,493            864,981
                                                                                              ----------------   ----------------
Net increase in net assets resulting from operations                                               185,101,474        328,609,467
                                                                                              ----------------   ----------------

Capital Transactions

Proceeds from contributions                                                                     37,624,135,468     61,520,885,054
Fair value of withdrawals                                                                     (37,472,147,218)   (61,230,693,465)
                                                                                              ----------------   ----------------
Net increase in net assets derived from capital transactions                                       151,988,250        290,191,589
                                                                                              ----------------   ----------------

Net Assets

Total increase in net assets                                                                       337,089,724        618,801,056
Beginning of period                                                                             10,143,537,909      9,524,736,853
                                                                                              ----------------   ----------------
End of period                                                                                 $ 10,480,627,633   $ 10,143,537,909
                                                                                              ================   ================

See Notes to Financial Statements.



Financial Highlights                                                                                        Master Tax-Exempt LLC


                                            For the Six
                                            Months Ended                                                         For the Period
The following per share data and ratios    September 30,                                                      February 13, 2003++
have been derived from information              2007                      For the Year Ended March 31,            to March 31,
provided in the financial statements.       (Unaudited)        2007           2006           2005       2004       2003++++++
Total Investment Return

Total investment return                        1.82%+++          3.45%          2.64%          1.33%           .94%         .68%*
                                           ============   ============   ============   ============   ============  ============

Ratios to Average Net Assets

Expenses                                          .15%*           .15%           .15%           .15%           .15%         .21%*
                                           ============   ============   ============   ============   ============  ============
Investment income and realized
gain (loss)--net                                 3.60%*          3.44%          2.61%          1.31%           .94%        1.04%*
                                           ============   ============   ============   ============   ============  ============

Supplemental Data

Net assets, end of period (in thousands)   $ 10,480,628   $ 10,143,538   $  9,524,737   $  9,749,807   $ 10,252,630  $ 10,591,179
                                           ============   ============   ============   ============   ============  ============

      * Annualized.

     ++ Commencement of operations.

    +++ Aggregate total investment return.

        See Notes to Financial Statements.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Notes to Financial Statements (Unaudited)                 Master Tax-Exempt LLC


1. Significant Accounting Policies:
Master Tax-Exempt LLC (the "Master LLC") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Master LLC/Trust, subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees and Board of Directors are referred to as the Board of Directors. The Master LLC's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Master LLC.

(a) Valuation of investments--Investments may be valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes--The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC's assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Recent accounting pronouncements--Effective September 30, 2007, the Master LLC implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Master LLC, and has determined that the adoption of FIN 48 does not have a material impact on the Master LLC's financial statements. The Master LLC files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC's tax returns remains open for the years ended March 31, 2004 through March 31, 2007.

In September 2006, "Statement of Financial Accounting Standards No. 157, Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Master LLC's financial statements, if any, has not been determined.

In addition, in February 2007, FASB "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Master LLC's financial statements, if any, has not been determined.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Master LLC has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Notes to Financial Statements (concluded)                 Master Tax-Exempt LLC



The Manager is responsible for the management of the Master LLC's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays a monthly fee based upon the average daily value of the Master LLC's net assets at the following annual rates: .25% of the Master LLC's average daily net assets not exceeding $500 million; .175% of the Master LLC's average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Master LLC to the Manager.

For the six months ended September 30, 2007, the Master LLC reimbursed the Manager $91,623 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



Officers and Directors as of September 30, 2007


Robert C. Doll, Jr., Fund President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Jean Margo Reid, Director
Roscoe S. Suddarth, Director
Richard R. West, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Chief Compliance Officer
Howard Surloff, Secretary


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

 * For inquiries regarding your WCMA account, call 800-262-4636.



Proxy Results


During the six-month period ended September 30, 2007, the shareholders of WCMA Tax-Exempt Fund voted on the following proposal, which was approved at a special shareholders' meeting on August 23, 2007. This proposal was part of the reorganization of the Fund's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                    Shares Voted        Shares Withheld
                                                                                        For               From Voting
To elect the Fund's Board of Directors:         David O. Beim                       787,634,656             183,096
                                                Richard S. Davis                    787,634,656             183,096
                                                Ronald W. Forbes                    787,594,027             223,725
                                                Henry Gabbay                        787,634,656             183,096
                                                Dr. Matina Horner                   787,634,656             183,096
                                                Rodney D. Johnson                   787,634,656             183,096
                                                Herbert I. London                   787,634,656             183,096
                                                Cynthia A. Montgomery               787,634,656             183,096
                                                Joseph P. Platt, Jr.                787,634,656             183,096
                                                Robert C. Robb, Jr.                 787,634,656             183,096
                                                Toby Rosenblatt                     787,634,656             183,096
                                                Kenneth L. Urish                    787,634,656             183,096
                                                Frederick W. Winter                 787,634,656             183,096



Proxy Results


During the six-month period ended September 30, 2007, the shareholders of Master Tax-Exempt LLC voted on the following proposal, which was approved at a special shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Master LLC's Board of Directors to take effect on or about November 1, 2007. A description of the proposal and number of shares voted are as follows:



                                                                                    Shares Voted        Shares Withheld
                                                                                        For               From Voting
To elect the Master LLC's Board of Directors:   David O. Beim                      8,794,333,638           8,237,055
                                                Richard S. Davis                   8,795,761,741           6,808,952
                                                Ronald W. Forbes                   8,794,581,846           7,988,847
                                                Henry Gabbay                       8,794,869,305           7,701,388
                                                Dr. Matina Horner                  8,794,468,183           8,102,510
                                                Rodney D. Johnson                  8,794,975,599           7,595,094
                                                Herbert I. London                  8,794,322,847           8,247,846
                                                Cynthia A. Montgomery              8,795,643,885           6,926,808
                                                Joseph P. Platt, Jr.               8,795,431,653           7,139,040
                                                Robert C. Robb, Jr.                8,795,344,932           7,225,761
                                                Toby Rosenblatt                    8,793,887,498           8,683,195
                                                Kenneth L. Urish                   8,795,455,371           7,115,322
                                                Frederick W. Winter                8,794,363,817           8,206,876



WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial advisor to enroll. Please note that not all investment advisers, banks or brokerages may offer this service.


WCMA Tax-Exempt Fund                                         SEPTEMBER 30, 2007


Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - The
           registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -  Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Tax-Exempt Fund and Master Tax-Exempt LLC


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       WCMA Tax-Exempt Fund and Master Tax-Exempt LLC


Date: November 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       WCMA Tax-Exempt Fund and Master Tax-Exempt LLC


Date: November 20, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       WCMA Tax-Exempt Fund and Master Tax-Exempt LLC


Date: November 20, 2007